DG
  Investor Series
  Money Market Funds

* DG Prime
  Money Market Fund

* DG Treasury
  Money Market Fund

(formerly DG U.S. Government Money Market Fund)

================================================ [LOGO]
COMBINED                                         DG
ANNUAL REPORT                                    INVESTOR
                                                 SERIES

Diversified Portfolios of
DG Investor Series,
an Open-End Management
Investment Company

ParkSouth
Corporation
Jackson, MS
Investment Adviser


          An Affiliate of:

[LOGO]    Deposit Guaranty National Bank
          Jackson, MS

The shares offered by this prospectus are not deposits or obligations of Deposit Guaranty National Bank, are not endorsed or guaranteed by Deposit Guaranty National Bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

February 28, 1998
=================


[LOGO] FEDERATED INVESTORS

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.


 [LOGO]
RECYCLED
PAPER

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Annual Report to Shareholders for the DG Investor Series money market funds, which covers the 12-month period from March 1, 1997 through February 28, 1998. In this Report, you will find a complete list of investments and financial statements for each fund.

Each fund gives you a convenient way to earn daily income on your ready cash. In addition, each fund is managed to maintain the value of each share at a stable $1.00 and give you daily access to your money.* Fund by fund highlights over the 12-month period are as follows:

- DG PRIME MONEY MARKET FUND, which began operation on March 10, 1997, produced income totaling $0.05 per share from a portfolio of high quality money market securities. The fund's net assets reached $195 million.

- DG TREASURY MONEY MARKET FUND (formerly, DG U.S. Government Money Market Fund) produced income totaling $0.05 per share from a portfolio of U.S. Treasury money market securities. The fund's net assets reached $349 million.

Thank you for choosing the DG Investor Series money market funds to keep your ready cash working--and earning--on a daily basis. We'll continue to provide the highest level of service as we keep you informed of your progress on a regular basis.

Sincerely,

LOGO
Edward C. Gonzales
President
April 15, 1998

* Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

DG PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                         VALUE
----------------------------------------------------------
              (A) COMMERCIAL PAPER--82.8%
              BANKING--3.0%
$ 6,000,000   J.P. Morgan & Co., Inc.,
                5.481%, 5/15/1998             $  5,932,500
                                               -----------
              BROKERAGE--6.1%
  6,000,000   Goldman Sachs & Co., 5.504%,
                5/13/1998                        5,933,935
  6,000,000   Merrill Lynch & Co., Inc.,
                5.513%, 4/15/1998                5,959,125
                                               -----------
              Total                             11,893,060
                                               -----------
              FINANCE--AUTOMOTIVE--6.1%
  6,000,000   Ford Motor Credit Corp.,
                5.606%, 4/3/1998                 5,969,585
  6,000,000   General Motors Acceptance
                Corp., 5.517%, 4/20/1998         5,954,583
                                               -----------
              Total                             11,924,168
                                               -----------
              FINANCE--COMMERCIAL--12.5%
  6,000,000   CIT Group Holdings, Inc.,
                5.523%, 5/1/1998                 5,944,592
  6,000,000   General Electric Capital
                Corp., 5.437%, 4/17/1998         5,958,013
  6,000,000   IBM Credit Corp., 5.529%,
                3/18/1998                        5,984,502
  6,500,000   MetLife Funding, Inc., 5.621%,
                3/25/1998                        6,475,950
                                               -----------
              Total                             24,363,057
                                               -----------
              FINANCE--RETAIL--12.2%
  6,000,000   American Express Credit Corp.,
                5.521%, 5/20/1998                5,927,333
  6,000,000   American General Finance
                Corp., 5.504%, 4/13/1998         5,961,085
  6,000,000   Commercial Credit Co., 5.511%,
                5/4/1998                         5,941,867
  6,000,000   Household Finance Corp.,
                5.512%, 4/6/1998                 5,967,360
                                               -----------
              Total                             23,797,645
                                               -----------
              FINANCIAL SERVICES--3.6%
  7,000,000   National Rural Utilities
                Cooperative Finance Corp.,
                5.508%-5.727%,
                3/12/1998-4/22/1998              6,957,204
                                               -----------

(See Notes to Portfolio of Investments)

----------------------------------------------------------
 PRINCIPAL
  AMOUNT                                         VALUE
              (A) COMMERCIAL PAPER (continued)
              FOOD & BEVERAGE--5.6%
$ 6,000,000   Campbell Soup Co., 5.753%,
                5/22/1998                     $  5,923,467
  5,000,000   Hershey Foods Corp., 5.476%,
                3/13/1998                        4,990,950
                                               -----------
              Total                             10,914,417
                                               -----------
              INDUSTRIAL PRODUCTS--6.1%
  6,000,000   Archer-Daniels-Midland Co.,
                5.553%, 3/10/1998                5,991,750
  6,000,000   Cargill, Inc., 5.492%,
                4/27/1998                        5,948,320
                                               -----------
              Total                             11,940,070
                                               -----------
              INSURANCE--6.1%
  6,000,000   General RE Corp., 5.831%,
                3/20/1998                        5,981,792
  6,000,000   USAA Capital Corp., 5.495%,
                3/16/1998                        5,986,375
                                               -----------
              Total                             11,968,167
                                               -----------
              MISCELLANEOUS--3.1%
  6,000,000   Procter & Gamble Co., 5.463%,
                3/31/1998                        5,972,950
                                               -----------
              OIL & OIL FINANCE--6.1%
  6,000,000   Amoco Corp., 5.476%, 5/11/1998     5,935,982
  6,000,000   Atlantic Richfield Co.,
                5.468%, 4/8/1998                 5,965,737
                                               -----------
              Total                             11,901,719
                                               -----------
              PHARMACEUTICALS AND HEALTH
                CARE--3.1%
  6,000,000   (e)Glaxo Wellcome PLC, 5.752%,
                3/3/1998                         5,998,110
                                               -----------
              TELECOMMUNICATIONS--9.2%
  6,000,000   AT&T Corp., 5.768%, 3/6/1998       5,995,250
  6,000,000   Ameritech Capital Funding
                Corp., 5.502%, 5/8/1998          5,938,460
  6,000,000   BellSouth Telecommunications,
                Inc., 5.499%, 4/23/1998          5,951,946
                                               -----------
              Total                             17,885,656
                                               -----------
              TOTAL COMMERCIAL PAPER           161,448,723
                                               -----------

DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                         VALUE
----------------------------------------------------------
              GOVERNMENT AGENCIES--9.2%
$ 6,000,000   Federal Farm Credit System,
                5.470%, 4/1/1998              $  6,000,000
  6,000,000   (b)Federal Home Loan Bank
                System, 11.08%, 3/23/1998        5,980,237
  6,000,000   (b)Federal National Mortgage
                Association, 5.74%,
                3/27/1998                        5,975,863
                                               -----------
              TOTAL GOVERNMENT AGENCIES         17,956,100
                                               -----------

----------------------------------------------------------
 PRINCIPAL
  AMOUNT                                         VALUE
              (C) REPURCHASE AGREEMENT--8.0%
$15,566,100   Cantor Fitzgerald Securities,
                5.580%, dated 2/27/1998, due
                3/2/1998 (at amortized cost)  $ 15,566,100
                                               -----------
              TOTAL INVESTMENTS
                (at amortized cost)(d)        $194,970,923
                                               ===========

(See Notes to Portfolios of Investments)

DG TREASURY MONEY MARKET FUND
(FORMERLY DG U.S. GOVERNMENT MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                         VALUE
----------------------------------------------------------
              U.S. TREASURY OBLIGATIONS--59.9%
              U.S. TREASURY BILLS--32.7%
$15,000,000   3/5/1998                        $ 14,991,450
 15,000,000   3/12/1998                         14,976,510
 15,000,000   3/19/1998                         14,961,881
 15,000,000   4/2/1998                          14,931,600
 15,000,000   4/9/1998                          14,916,394
 20,000,000   4/23/1998                         19,845,858
 20,000,000   7/23/1998                         19,590,000
                                               -----------
              Total                            114,213,693
                                               -----------
              U.S. TREASURY NOTES--27.2%
 20,000,000   4.750%, 8/31/1998                 19,937,496
 10,000,000   5.125%, 3/31/1998                  9,996,566
 15,000,000   5.250%, 7/31/1998                 14,997,751
 15,000,000   5.875%, 4/30/1998                 15,009,606
 15,000,000   6.125%, 5/15/1998                 15,021,415
 20,000,000   7.875%, 4/15/1998                 20,057,838
                                               -----------
              Total                             95,020,672
                                               -----------
              TOTAL U.S. TREASURY
                OBLIGATIONS                    209,234,365
                                               -----------

----------------------------------------------------------
 PRINCIPAL
  AMOUNT                                         VALUE
              (C) REPURCHASE
                AGREEMENTS--39.8%
$74,091,900   Cantor Fitzgerald Securities,
                5.580%, dated 2/27/1998, due
                3/2/1998                      $ 74,091,900
 65,000,000   State Street Bank and Trust
                Co., 5.580%, dated
                2/27/1998, due 3/2/1998         65,000,000
                                               -----------
              TOTAL REPURCHASE AGREEMENTS      139,091,900
                                               -----------
              TOTAL INVESTMENTS
                (at amortized cost)(d)        $348,326,265
                                               ===========

(See Notes to Portfolios of Investments)

NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Discount rate at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

(e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At February 28, 1998, this security amounted to $5,998,110 which represents 3.08% of net assets.

The following acronym is used throughout the Prime Money Market Fund:

PLC -- Public Limited Company

Note: The categories of investments are shown as a percentage of net assets at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                    DG TREASURY MONEY
                                                                       MARKET FUND
                                                                      (FORMERLY, DG
                                                DG PRIME MONEY       U.S. GOVERNMENT
                                                  MARKET FUND      MONEY MARKET FUND)
                                                  -----------      ------------------
ASSETS:
----------------------------------------------
Investments in repurchase agreements             $ 15,566,100         $139,091,900
----------------------------------------------
Investments in other securities                   179,404,823          209,234,365
----------------------------------------------  ---------------   ------------------
     Total investments in securities, at
     amortized cost and value                     194,970,923          348,326,265
----------------------------------------------
Cash                                                       81                   --
----------------------------------------------
Income receivable                                     140,974            1,954,185
----------------------------------------------
Receivable for shares sold                                 --                6,470
----------------------------------------------
Deferred organizational costs                          15,061                   --
----------------------------------------------  ---------------   ------------------
     Total assets                                 195,127,039          350,286,920
----------------------------------------------
LIABILITIES:
----------------------------------------------
Income distribution payable                             1,451            1,173,029
----------------------------------------------
Accrued expenses                                       84,654               63,182
----------------------------------------------  ---------------   ------------------
     Total liabilities                                 86,105            1,236,211
----------------------------------------------  ---------------   ------------------
          Total Net Assets                       $195,040,934         $349,050,709
----------------------------------------------  ---------------   ------------------
NET ASSET VALUE, OFFERING PRICE and Redemption Proceeds Per Share (net assets /
shares
outstanding)                                     $       1.00         $       1.00
----------------------------------------------  ---------------   ------------------
Shares Outstanding                                195,040,934          349,050,709
----------------------------------------------  ---------------   ------------------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                  DG TREASURY MONEY
                                                                     MARKET FUND
                                                                    (FORMERLY, DG
                                             DG PRIME MONEY        U.S. GOVERNMENT
                                             MARKET FUND(A)       MONEY MARKET FUND)
                                             --------------       ------------------
INVESTMENT INCOME:
-----------------------------------------
Interest                                       $9,175,799            $15,090,078
-----------------------------------------
EXPENSES:
-----------------------------------------
Investment advisory fee                           810,951              1,407,882
-----------------------------------------
Administrative personnel and services fee         160,588                278,821
-----------------------------------------
Custodian fees                                      9,656                 13,105
-----------------------------------------
Transfer and dividend disbursing agent
fees and expenses                                  21,624                 39,769
-----------------------------------------
Directors'/Trustees' fees                             400                  4,417
-----------------------------------------
Auditing fees                                         400                 12,688
-----------------------------------------
Legal fees                                            700                  2,658
-----------------------------------------
Portfolio accounting fees                          45,005                 68,326
-----------------------------------------
Distribution services fee                         405,475                     --
-----------------------------------------
Shareholder services fee                               --                275,682
-----------------------------------------
Share registration costs                           49,592                 44,163
-----------------------------------------
Printing and postage                                8,000                  6,500
-----------------------------------------
Insurance premiums                                  4,001                  4,000
-----------------------------------------
Miscellaneous                                       1,768                  4,464
-----------------------------------------  ---------------      ------------------
     Total expenses                             1,518,160              2,162,475
-----------------------------------------
WAIVERS--
-----------------------------------------
Waiver of investment advisory fees               (324,380)              (563,153)
-----------------------------------------
Waiver of administrative personnel and
services fee                                      (95,518)                    --
-----------------------------------------  ---------------      ------------------
     Total waivers                               (419,898)              (563,153)
-----------------------------------------  ---------------      ------------------
          Net expenses                          1,098,262              1,599,322
-----------------------------------------  ---------------      ------------------
               Net investment income           $8,077,537            $13,490,756
-----------------------------------------  ---------------      ------------------

(a) For the period from March 10, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      DG TREASURY MONEY
                                                                         MARKET FUND
                                                                        (FORMERLY, DG
                                              DG PRIME MONEY           U.S. GOVERNMENT
                                                MARKET FUND          MONEY MARKET FUND)
                                              ---------------   -----------------------------
                                                  PERIOD            YEAR            YEAR
                                                   ENDED            ENDED           ENDED
                                               FEBRUARY 28,     FEBRUARY 28,    FEBRUARY 28,
                                                  1998(A)           1998            1997
                                              ---------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------
OPERATIONS--
--------------------------------------------
Net investment income                          $   8,077,537    $  13,490,756   $  10,783,399
--------------------------------------------  --------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------
Distributions from net investment income          (8,077,537)     (13,490,756)    (10,783,399)
--------------------------------------------  --------------    -------------   -------------
SHARE TRANSACTIONS--
--------------------------------------------
Proceeds from sale of shares                     528,390,173      789,333,839     550,619,637
--------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                           8,066,557          457,722         167,230
--------------------------------------------
Cost of shares redeemed                         (341,415,796)    (714,193,778)   (522,981,171)
--------------------------------------------  --------------    -------------   -------------
     Change in net assets from share
     transactions                                195,040,934       75,597,783      27,805,696
--------------------------------------------  --------------    -------------   -------------
          Change in net assets                   195,040,934       75,597,783      27,805,696
--------------------------------------------
NET ASSETS:
--------------------------------------------
Beginning of period                                       --      273,452,926     245,647,230
--------------------------------------------  --------------    -------------   -------------
End of period                                  $ 195,040,934    $ 349,050,709   $ 273,452,926
--------------------------------------------  --------------    -------------   -------------

(a) For the period from March 10, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements.)

                      (This page intentionally left blank)

DG INVESTOR SERIES MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        NET ASSET                DISTRIBUTIONS
                                                         VALUE,        NET          FROM NET
                                                        BEGINNING   INVESTMENT     INVESTMENT
            YEAR ENDED FEBRUARY 28 OR 29,               OF PERIOD     INCOME         INCOME
            -----------------------------               ---------     ------         ------
DG PRIME MONEY MARKET FUND
1998(a)                                                   $1.00        0.05          (0.05)
DG TREASURY MONEY MARKET FUND
  (FORMERLY, DG U.S. GOVERNMENT
  MONEY MARKET FUND)
1993(b)                                                   $1.00        0.02          (0.02)
1994                                                      $1.00        0.03          (0.03)
1995                                                      $1.00        0.04          (0.04)
1996                                                      $1.00        0.05          (0.05)
1997                                                      $1.00        0.05          (0.05)
1998                                                      $1.00        0.05          (0.05)

(a) For the period from March 10, 1997 (date of initial public investment), to February 28, 1998.

(b) Reflects operations for the period from July 1, 1992 (date of initial public investment) to February 28, 1993. For the period from March 31, 1992 (start of business) to June 30, 1992, all income was distributed to the administrator.

(c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

--------------------------------------------------------------------------------

                           RETURN TO AVERAGE NET ASSETS
                         ---------------------------------    NET ASSETS,
NET ASSET                              NET                      END OF
VALUE, END     TOTAL                INVESTMENT    EXPENSE       PERIOD
OF PERIOD    RETURN(C)   EXPENSES     INCOME     WAIVER(E)   (000 OMITTED)
---------    ---------   --------     ------     ---------   -------------
  $1.00        4.93%      0.68%(d)    4.98%(d)     0.26%(d)    $195,041
  $1.00        1.97%      0.41%(d)    2.88%(d)     0.38%(d)    $189,024
  $1.00        2.74%      0.54%       2.70%        0.20%       $189,315
  $1.00        4.06%      0.53%       3.96%        0.20%       $162,515
  $1.00        5.48%      0.51%       5.33%        0.20%       $245,647
  $1.00        4.83%      0.50%       4.74%        0.20%       $273,453
  $1.00        4.90%      0.57%       4.81%        0.20%       $349,051

DG INVESTORS SERIES MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

---------------------------------------------------------------------------------------------
               PORTFOLIO NAME                               INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------
  DG Prime Money Market Fund ("Prime Money      Current income consistent with stability of
  Market Fund")                                 principal.
---------------------------------------------------------------------------------------------
  DG Treasury Money Market Fund (formerly DG Current income consistent with stability of U.S. Government Money Market Fund) principal and liquidity.
  ("Treasury Money Market Fund")
---------------------------------------------------------------------------------------------

Effective October 1, 1997, DG U.S. Government Money Market Fund was renamed DG Treasury Money Market Fund.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the

DG INVESTORS SERIES MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by Prime Money Market Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from its commencement date.

     Organizational expenses of $20,300 for Prime Money Market Fund were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended February 28, 1998, the Fund expensed $1,171 of organizational expenses.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuers' expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

     Additional information on each restricted security held by Prime Money Market Fund at February 28, 1998 is as follows:

Security                                         Acquisition Date    Acquisition Cost
--------------------------------------------------------------------------------------
Glaxo Wellcome                                        12/2/97           $5,914,950

DG INVESTORS SERIES MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     USE OF ESTIMATES--The preparation of financial statements in conformity generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1998, Prime Money Market Fund and Treasury Money Market Fund's capital paid-in aggregated $195,040,934, and $349,050,709, respectively. Transactions in shares were as follows:

                                     PRIME MONEY
                                     MARKET FUND               TREASURY MONEY MARKET FUND
                                ---------------------   ----------------------------------------
                                    PERIOD ENDED            YEAR ENDED            YEAR ENDED
                                FEBRUARY 28, 1998(A)     FEBRUARY 28, 1998    FEBRUARY 28, 1997
------------------------------  ---------------------   -------------------   ------------------
Shares sold                          528,390,173            789,333,839           550,619,637
------------------------------
Shares issued to shareholders
in payment of distributions
declared                               8,066,557                457,722               167,230
------------------------------
Shares redeemed                     (341,415,796)          (714,193,778)         (522,981,171)
------------------------------  ------------------      -----------------     ----------------
     Net change resulting from
     share transactions              195,040,934             75,597,783            27,805,696
------------------------------  ------------------      -----------------     ----------------

(a) For the period from March 10, 1997 (date of initial public investment), to February 28, 1998.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, a subsidiary of Deposit Guaranty National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets.

ParkSouth Corporation became the Funds' investment adviser on March 1, 1997. Prior to March 1, 1997, Deposit Guaranty National Bank served as the Funds investment adviser. The advisory fees charged prior to March 1, 1997 were the same as the current fees listed above.

DG INVESTORS SERIES MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SUB-ADVISORY FEE--Prior to March 1,1997, under the terms of a sub-advisory agreement between Deposit Guaranty National Bank and the Trust Division of Commercial National Bank, (the "sub-adviser"), the sub-adviser received an annual fee from the Deposit Guaranty National Bank equal to 0.25% of each Fund's average daily net assets. Effective March 1, 1997, Commercial National Bank is no longer the sub-adviser to the Funds.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Funds will pay FAS up to 0.15% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts.

As of February 28, 1998, Prime Money Market Fund did not pay or accrue shareholder services fee.

DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corporation ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to compensate FSC.

As of February 28, 1998, Treasury Money Market Fund did not pay or accrue 12b-1 fees.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders DG INVESTOR SERIES:

We have audited the statements of assets and liabilities, including the portfolio of investments, of the DG Prime Money Market Fund and the DG Treasury Money Market Fund (two portfolios within DG Investor Series) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended February 28, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to gain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights of the DG Investor Series portfolios referred to above present fairly, in all material respects, their financial position as of February 28, 1998, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                              KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
April 10, 1998

TRUSTEES                                                    OFFICERS
--------------------------------------------------------------------------------------------------------
John F. Donahue                                             John F. Donahue
Thomas G. Bigley                                            Chairman
John T. Conroy, Jr.                                         Edward C. Gonzales
Nicholas P. Constantakis                                    President and Treasurer
William J. Copeland                                         J. Christopher Donahue
James E. Dowd                                               Executive Vice President
Lawrence D. Ellis, M.D.                                     John W. McGonigle
Edward L. Flaherty, Jr.                                     Executive Vice President and Secretary
Edward C. Gonzales                                          Richard B. Fisher
Peter E. Madden                                             Vice President
John E. Murray, Jr.                                         Charles L. Davis, Jr.
Wesley W. Posvar                                            Vice President and Assistant Treasurer
Marjorie P. Smuts                                           Gail Cagney
                               Assistant Secretary

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds prospectus which contains facts concerning the Funds objectives and policies, management fees, expenses and other information.

  DG
  Investor Series
  Stock and Bond
  Funds

* DG Equity Fund

* DG International Equity Fund

* DG Opportunity Fund

* DG Limited Term
  Government Income Fund

* DG Government Income Fund

* DG Municipal Income Fund

================================================ [LOGO]
COMBINED                                         DG
ANNUAL REPORT                                    INVESTOR
                                                 SERIES

Diversified Portfolios of
DG Investor Series,
an Open-End Management
Investment Company

ParkSouth Corporation
Jackson, MS
Investment Adviser

Lazard Freres Asset
Management
New York, NY
Sub-Advisor to DG International
Equity Fund

Womack Asset
Management, Inc.
Jackson, MS
Sub-Advisor to DG
Opportunity Fund

          An Affiliate of:

[LOGO]    Deposit Guaranty National Bank
          Jackson, MS

The shares offered by this prospectus are not deposits or obligations of Deposit Guaranty National Bank, are not endorsed or guaranteed by Deposit Guaranty National Bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

February 28, 1998
=================


[LOGO] FEDERATED INVESTORS

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.


Cusip 23321N301     Cusip 23321N202              [LOGO]
Cusip 23321N400     Cusip 23321N608             RECYCLED
Cusip 23321N103     G00498-11 (4/98)             PAPER
Cusip 23321N509

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Annual Report to Shareholders for the DG Investor Series stock and bond funds, which covers the 12-month period from March 1, 1997 through February 28, 1998. In this Report, you will find an interview with each fund's portfolio manager, as well as a complete list of investments and financial statements for each fund.

Fund by fund highlights over the 12-month period are as follows:

- DG EQUITY FUND, in a highly favorable stock market environment, produced an extremely strong total return of 39.74%.* Contributing to the total return were dividends totaling $0.11 per share, capital gains of $0.15 per share, and a major $6.33 increase in net asset value. Net assets grew substantially from $490 million to $716 million.

- DG INTERNATIONAL EQUITY FUND, the newest member of the DG fund family, invests in international stocks. Since the fund began operation on August 15, 1997 through February 28, 1998, it produced a total return of 4.71% through dividends totaling $0.01 per share and a $0.46 increase in net asset value. The fund's net assets totaled $26.5 million.

- DG OPPORTUNITY FUND achieved a strong total return of 37.81%.* The fund paid capital gains totaling $2.54 per share, while its net asset value increased by $2.31. At the end of the report period, net assets reached $123 million.

- DG LIMITED TERM GOVERNMENT INCOME FUND, a portfolio of shorter-maturity government securities, paid dividends totaling $0.51 per share. The fund's total return was 6.16%.* The fund's net asset value increased by $0.07. The fund ended the period with $59 million in net assets.

- DG GOVERNMENT INCOME FUND, a portfolio of U.S. government securities, paid dividends totaling $0.55 per share, while producing a total return of 9.90%* in an improved bond market climate. The fund's net asset value increased by $0.38. Net assets totaled $270 million.

--------------------------------------------------------------------------------

- DG MUNICIPAL INCOME FUND, a portfolio of high-quality municipal securities issued across the U.S., produced federally tax-free dividends totaling $0.47 per share and capital gains totaling $0.02 per share.** Dividends, capital gains and a $0.30 increase in net asset value produced a total return of 7.70%.* At the end of the report period, net assets stood at $49 million.

Thank you for choosing the DG Investor Series stock and bond funds to pursue your financial goals. We hope you are pleased with the performance of your investment. We'll continue to provide the highest level of service as we keep you informed of your progress on a regular basis.

Sincerely,

LOGO
Edward C. Gonzales
President
April 15, 1998

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charge. Total returns based on the maximum sales charge for the twelve-month period are as follows: DG Equity Fund, 34.89%; DG Opportunity Fund, 32.99%; DG Limited Term Government Income Fund, 4.02%; DG Government Income Fund, 7.67%; and DG Municipal Income Fund, 5.50%.

** Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG EQUITY FUND

As unlikely as it may seem--particularly as it does to those of us who must be numbered among the "old hands"--we have, again, the pleasure of reporting, now, a fourth consecutive year of exceptional investment results for the DG Equity Fund. This latest fund fiscal year, ended February 28, 1998, saw our fund generate a total return based on net asset value of 39.74%.* This return bested--by some 4.7%--even the return posted by our heretofore seemingly unbeatable "bogey," the Standard & Poor's 500 Index ("S&P 500")**. When proper considerations are given to the return implications inherent in our fund's important goal of providing investors an even higher quality portfolio of equities than those comprising the venerable S&P 500, and the additional performance-dampening drags resulting from our modest but necessary operating cash position and from our investment management fees and expenses, we believe most would agree, fiscal 1997 was indeed special. To provide additional comparative perspective, as has been our custom, we note that our peers in the Growth Investment Objective category, as included in the broad-style Lipper Growth Fund Index, generated a not-at-all shabby 32.16% for the period. As was the case in reporting our own fund's returns, our Growth (mutual) Fund contemporaries' returns were also reduced by their cash position as well as by their management fees and by their other various expenses.

At this juncture, we'll take a break in our "crowing" and offer an intentionally brief but obligatory overview of our near-term outlook--however unimportant the time frame for the long-term equity investor. In our view, the levels and directions of change in the ten-year (and longer) bond rates will influence and largely set the overall tone for our long duration growth stock portfolio. As additional unsettling effects of the Asian and Japanese economic problems work their way through our economy--short-term at least--the important longer-term interest rate influences are likely to continue to remain favorable. Conversely, however, corporate earnings over the next quarter or two are also likely to reflect the aforementioned foreign economic problems and the earnings-per-share comparisons for our large multi-national companies are almost certain to suffer. Therefore, we are probably faced with a kind-of "mixed bag" at least through mid-year or so in our equity markets. With earnings per share growth rate expectations contracting, on the one hand, and equity market price to earnings multiples, on the other hand, expanding--reflecting the currently low and possibly, later, even lower interest rate expectations--stock prices seem likely to advance, if at all, at an irregularly muted pace.

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return for the period based on offering price was 34.89%.

** The S&P 500 is an unmanaged composite index of common stocks in industrial, transportation, and financial and public utility companies. Lipper Growth Fund Index is an unmanaged index and represents an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service. Investments cannot be made in an index.

--------------------------------------------------------------------------------

Now, for the equity investor's investment horizon, none of our management views have changed regarding the long-term appeal of those economic sectors we have long held as those offering the greatest investment potential for the future. For the long run, we still believe that the true growth stock investor will find the greatest opportunities in the classic growth segments of our economy. For us, those areas of greatest investment interest are the Technology, Consumer Non-Durable, Health Care, Business Equipment and Services, Retail, and the Capital Goods economic sectors. The bulk of the fund's portfolio will continue to be diversified within the various industries comprising these broad economic sectors unless ongoing major and largely unpredictable secular realignments occur in the economy. This relatively narrow strategic sector focus may preclude the fund from investing in numerous potentially rewarding opportunities, but our goal is to afford the fund the benefits associated with a commitment to time-tested and proven growth enterprises, while minimizing the dangers associated with the "fad"-like influences present in today's contemporary investment arena. However, as one might imagine, this same relatively narrow strategic sector focus also lessens the occasionally significant benefits derived from a less selective broad-market or market-neutral diversification approach to investing.

We believe that by virtue of the consistent application of our long-term focus and of our process of winnowing-down our universe to those issues we opine to be our "very best" investment choices, we can provide a most appropriate equity portfolio for a future of continued uncertainty. As always, rising interest rates, or the portent of much higher rates of inflation will continue to adversely impact our however-well chosen portfolio of growth stocks. The fund's portfolio is most certainly not immune to shocks. But, we believe the portfolio's very high quality focus, substantial company size, and typical economic sector emphasis will assure its resilience during periods of extended market distress and provide the spring-board for its success in the long run.

DG EQUITY FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Equity Fund (the "Fund") from August 1, 1992 (start of performance) to February 28, 1998, compared to the Standard & Poor's 500 Index ("S&P 500").+

(Graphic representation A1 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Represents a hypothetical investment of $10,000 in the Fund after deducting the current maximum sales charge of 3.50% (effective 5/1/95) ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

*** Total return quoted reflects all applicable current maximum sales charges.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG INTERNATIONAL EQUITY FUND

The DG International Equity Fund kept pace with the rapidly rising Morgan Stanley Capital Europe, Australia, Far East Index ("EAFE")* as international equities raced to record levels during the first quarter of 1998. EAFE jumped nearly 15% in the first three months of the year led by a 20% appreciation in European bonuses. Investor hopes that the new year would mark the reverse of Japan's woes faded as the market retraced much of its January gains by the end of the quarter.

The confluence of continued positive corporate change and signs of reinvigorated local economics drove strong European equity performance. European themes of restructuring, shareholder focus, and consolidation in the face of global competition and the impending Economic and Monetary Union ("EMU") are beginning to sound repetitive. However, they remain the underpinning of European stock performance and are likely to remain for some time. Recall that US companies began the same process years before their European counterparts, and continue to reap the benefits. General Electric has been at the forefront of US change and Fiat's (auto) appointment of GE's Vice-Chairman Paolo Fresco as its new Chairman illustrates European corporate desire to implement change. BTR (engineering) continued its aggressive restructuring by selling 4 significant disparate businesses. Alcatel Alsthom will intensify its telecom equipment focus by selling most of its engineering and systems activities to its GEC-Alsthom joint venture before publicly floating the entity in June. Companies also continue to unwind financial stakes in unrelated companies to free assets to fund core businesses or return to shareholders. UPM-Kymmene (paper) sold its stakes in Merita (banking), Sampo (insurance), and Aamuletti (media) and announced a share buy back plan; while British Aerospace sold its 16% stake in Orange (cellular) to build a cash hoard for a potential acquisition in the deregulating and consolidating defense industry. Others have moved to take advantage of telecommunication deregulation as European governments have privatized telecommunication companies and opened the sector to competition. In Germany, Mannesmann and Viag have shifted from industrial and utility businesses to compete with the former monopoly Deutsche Telekom. Mannesmann also moved outside of Germany by taking a stake in Olivetti's cellular business. Telefonica (Spain) and Telecom Italia (Italy) are also spreading their previously shackled wings.

As a growing corporate renaissance has fueled equity performance in Europe, Japanese equities are mired in apathetic malaise. Japanese stocks leapt on the government's proclamation that it would use public pension money to ramp up the Nikkei 225 Index** and introduce a fiscal stimulus package to jump-start the economy. As nebulous proposals flowed from government officials, investors' hopes of decisive action faded. Banks were hardest hit as financial sector concerns were left unresolved despite

* EAFE Index is a standard, unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International. EAFE returns are in U.S. dollars. Investments can not be made in an index.

** The Nikkei 225 Index is calculated, published and disseminated by Nihon Keizai Shimbum, Inc. and measures the composite price performance of selected Japanese stocks. The Index is currently based on 225 highly capitalized stocks trading on the Tokyo Stock Exchange (TSE) representing a broad cross-section of Japanese industries. All 225 stocks are listed in the First Section of the TSE. This Index is unmanaged. Investments can not be made in an index.

--------------------------------------------------------------------------------

the impending "Big Bank" market reforms that began with foreign exchange deregulation on April 1st. Although the current situation seems dire, indications of change exist. Despite economic difficulties, the government is pushing ahead with deregulation. In addition to currency deregulation, the government is eliminating its minimum level holding requirement of Japanese bonds in pension funds. Nempuku, Japan's largest public pension fund, recently allocated $4 billion to foreign asset managers. The corporate world is also slowly showing signs of change. Matsushita Electric announced a package of management initiatives including share buybacks, stock options for executive and board members, incentive pay based on share price performance for management, and the creation of an outside advisory board to improve corporate governance.

As corporate change drives stock performance on a global basis, indentifying and investing in companies that are proactively remaking themselves to generate higher returns will be paramount. The pace of change is likely to continue in Europe as the European Commission put 11 countries on track for the EMU commencing January 1, 1999. Current difficulties in Japan may deter some investors, but hopefully may force more companies and the government to finally take the stiff medicine necessary to address fundamental problems. Change provides exciting opportunity for companies to unleash value.

Emerging markets (10% of portfolio) began to recover from oversold levels caused by Asia's financial crisis. In Brazil, BRAHMA (brewer) and TELEBRAS posted positive returns. In Greece, Hellenic Telecom contributed to portfolio performance as did Asia's Pulp and Paper in Indonesia. PANAMCO (Coke bottler) in Mexico and SAMSUNG (electronics) in South Korea also rebounded with significant gains.

DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG INTERNATIONAL EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG International Equity Fund (the "Fund") from August 18, 1997 (start of performance) to February 28, 1998, compared to the Morgan Stanley Capital Europe, Australia, Far East Index (EAFE).*

(Graphic representation A2 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The EAFE is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Actual investments may not be made in an index.

** Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG OPPORTUNITY FUND

DG Opportunity Fund was established in July 1994, to provide investors with diversified portfolio of mostly smaller-capitalized companies with at least 65% of the fund's total assets invested in equity securities of companies that have a market value capitalization of less than $1 billion. The objective of the fund is to provide capital appreciation. The majority of the small-cap universe is less widely followed by institutional investors, which creates the opportunity to add value to the fund's portfolio through research. Companies are identified and a fundamental/technical analysis is performed to discern both potential growth and risk. Company activities are monitored through analyst's research reports and company conferences. Technical analysis is incorporated to derive company specific patterns of price movement and to complete the evaluation process. The holdings of the fund are more speculative than stocks from more mature firms and lend characteristics which include below-market dividend yields, above-market betas, high residual risk relative to broad market indexes, higher price ratios, and greater variability in the earnings number. These factors produce the potential for market appreciation which exceeds that of larger-capitalization stocks in return for greater volatility.

For the 12-month period ended February 28, 1998, the fund's holdings were concentrated in domestic energy and oil field services. Technology, retail, and restaurant sectors were well represented. The portfolio fluctuated between 50 and 70 issues with an above average portfolio turnover rate. The net asset base increased from $80.5 million as of February 28, 1997, to $122.9 million as of February 28, 1998. Total return based on net asset value for the twelve-month period ended February 28, 1998 was 37.81%.*

* Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 32.99%. The quoted performance data includes the performance of the collective trust fund for the period before the date on which the fund commenced operations (August 1, 1994), as adjusted to reflect the fund's then anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

DG OPPORTUNITY FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG OPPORTUNITY FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Opportunity Fund (the "Fund") from January 1, 1982+ (start of performance) to February 28, 1998, compared to the Russell 2000 Index.++

(Graphic representation A3 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

** Represents a hypothetical investment of $10,000 in the Fund after deducting the current maximum sales charge of 3.50% (effective 5/1/95) ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

*** Total return quoted reflects all applicable current maximum sales charges.

 + The Fund is the successor to the portfolio of a collective trust fund ("CTF") formerly managed by the Adviser. On August 1, 1994, (the date of the Fund's commencement of operations), the assets of the CTF were transferred to the Fund in exchange for Fund shares. The quoted performance data includes the performance of the CTF for periods before the Fund's registration statement became effective. The CTF was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by the Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

++ The Russell 2000 Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG LIMITED TERM GOVERNMENT INCOME FUND

Interest rates declined for the twelve-month period ended February 28, 1998. Although reports showed an economy that continued to expand, the typical inflationary pressures that accompany an expansion did not surface. Investors believed that the Federal Reserve Board (the "Fed") was still vigilant in watching for economic growth occurring at too rapid a rate. The market has been anticipating rate increases by the Fed to head off an expanding economy. But seeing no Fed Action since February 1997, yields on 3-, 5-, and 10-year Treasuries decreased by 63, 73, and 85 basis points, respectively.

For the twelve-month period ended February 28, 1998, the fund's total return was 6.16%*, based on net asset value, compared to Merrill Lynch 1-3 Year Treasury Index** total return of 7.04%. The fund's duration of 1.61 years and average maturity of 1.8 years were maintained during the reporting period. U. S. Treasury securities continue to hold a majority position in the fund. U. S. agency securities are being utilized more as spreads to Treasuries have widened, helping to provide a more adequate return for the additional risk. Corporate issues will also be utilized, as yield spreads should be sustained with good corporate earnings.

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 4.02%.

** Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

A special meeting of DG Limited Term Government Income Fund's shareholders was held on January 12, 1998. On November 17, 1997, the record date for shareholders voting at the meeting, there were 8,131,725 shares of the fund outstanding and entitled to vote. The following item was considered by shareholders and the results were as follows:

AGENDA ITEM: Approval or disapproval of a change to the investment objective of DG Limited Term Government Income Fund.

   FOR      AGAINST   ABSTAINED
---------   -------   ---------
6,027,142      0       12,301

DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG LIMITED TERM GOVERNMENT INCOME FUND

The graph below illustrates the hypothetical investment of $10,000 in DG Limited Term Government Income Fund (the "Fund") from August 1, 1992 (start of performance) to February 28, 1998, compared to the Merrill Lynch 1-3 Year Treasury Index ("ML1-3").+

 (Graphic representation A4 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

 + The ML1-3 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG GOVERNMENT INCOME FUND

Interest rates declined for the twelve-month period ended February 28, 1998. Although reports showed an economy that continued to expand, the typical inflationary pressures that accompany an expansion did not surface. Investors believed that the Federal Reserve Board (the "Fed") was still vigilant in watching for economic growth occurring at too rapid a rate. The market has been anticipating rate increases by the Fed to head off an expanding economy. But seeing no Fed Action since February 1997, yields on 3-, 5-, and 10-year Treasuries decreased by 63, 73, and 85 basis points, respectively.

For the twelve-month period ended February 28, 1998, the fund's total return was 9.90%*, based on net asset value, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCBI")** total return of 10.71%. The fund's duration of 4.62 years and average maturity of 7.8 years continues to be shorter than that of the LBGCBI. U. S. agency securities are being utilized more, as spreads to Treasuries have widened helping to provide a more adequate return for the additional risk. Corporate issues will also be utilized, as yield spreads should be sustained with good corporate earnings. The fund's net assets increased from $249.6 million on February 28, 1997 to 270.4 million on February 28, 1998.

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 7.67%.

** The LBGCBI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. This index is unmanaged. Investments cannot be made in an index.

DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG GOVERNMENT INCOME FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Government Income Fund (the "Fund") from August 1, 1992 (start of performance) to February 28, 1998, compared to the Lehman Brothers Government/ Corporate Total Index ("LBGCT").+

(Graphic representation A5 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

 + The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG MUNICIPAL INCOME FUND

DG Municipal Income Fund was established in December 1992 to provide investors with the ability to invest in a diversified portfolio of quality municipal issues. The investment objective of the fund is to provide dividend income that is exempt from federal regular income tax.*

Massive supply in the municipal market in the latter part of the fund's fiscal year acted to keep yields at attractive levels relative to their treasury counterparts. While the twelve-month period ended February 28, 1998 produced strong returns, the municipal market did not experience the rally to the extent of other fixed income securities. The fund's investment adviser continued to focus on higher quality municipal issues consisting primarily of general obligations of states, counties, and cities. The fund's investment adviser intends to focus on lengthening the average maturity of 6.08 years in the first quarter of the upcoming fiscal year.

The fund's total return (income plus capital appreciation) for the twelve-month period ended February 28, 1998, was 7.70%**, based on net asset value. As of February 28, 1998, the 30-day SEC yield was 3.59%, based on net asset value (3.52% taking into account the sales charge).

The fund's 30-day distribution rate as of February 28, 1998, was 4.17% for shares, based on net asset value (4.09% taking into account the sales charge)***. The fund's net assets increased from $46.9 million on February 28, 1997 to $48.6 million on February 28, 1998.

  * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 5.50%.

*** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG MUNICIPAL INCOME FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Municipal Income Fund (the "Fund") from December 21, 1992 (start of performance) to February 28, 1998, compared to the Lehman Brothers Municipal Bond Index ("LBMBI").+

(Graphic representation A6 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

 + The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

DG EQUITY FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS--95.3%
              BUSINESS EQUIPMENT & SERVICES--7.8%
    280,000       Automatic Data Processing,
                  Inc.                          $ 17,097,500
    100,000       Cognizant Corp.                  4,993,750
    133,600       Donnelley (R.R.) & Sons Co.      5,293,900
     74,600       Dun & Bradstreet Corp.           2,499,100
    150,000       Electronic Data Systems
                  Corp.                            6,571,875
    415,400       Pitney Bowes, Inc.              19,471,875
                                                ------------
                  Total                           55,928,000
                                                ------------
              CAPITAL GOODS--9.0%
    520,000       Dover Corp.                     20,085,000
    311,000       General Electric Co.            24,180,250
    127,500       PPG Industries, Inc.             8,263,594
    240,000       Tyco International, Ltd.        12,180,000
                                                ------------
                  Total                           64,708,844
                                                ------------
              CONSUMER NON-DURABLES--18.7%
     75,000       BestFoods                        7,903,125
    280,000       Coca-Cola Co.                   19,232,500
     60,000       Eastman Kodak Co.                3,937,500
    130,000       Gillette Co.                    14,023,750
    129,450       Heinz (H.J.) Co.                 7,289,653
    250,000       International Flavors &
                  Fragrances, Inc.                11,500,000
     60,000       Nike, Inc., Class B              2,632,500
    411,200       PepsiCo, Inc.                   15,034,500
    309,000       Philip Morris Cos., Inc.        13,422,188
    230,000       Procter & Gamble Co.            19,535,625
    209,800       Sara Lee Corp.                  11,853,700
    160,000       Sysco Corp.                      7,530,000
                                                ------------
                  Total                          133,895,041
                                                ------------
              CONSUMER SERVICES--3.2%
    204,500       Disney (Walt) Co.               22,891,219
                                                ------------
              HEALTHCARE--21.5%
    187,300       Abbott Laboratories             14,012,381
    110,000       American Home Products Corp.    10,312,500
    100,000       Bristol-Myers Squibb Co.        10,018,750
    100,000       Hillenbrand Industries, Inc.     5,618,750
    250,000       Johnson & Johnson               18,875,000
    320,000       Medtronic, Inc.                 17,000,000
    166,000       Merck & Co., Inc.               21,175,375
    280,000       Pfizer, Inc.                    24,780,000
    340,000       Schering Plough Corp.           25,861,250
    100,000       United Healthcare Corp.          6,068,750
                                                ------------
                  Total                          153,722,756
                                                ------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              COMMON STOCKS (continued)
              RAW MATERIALS--1.5%
     60,000       Avery Dennison Corp.         $  3,030,000
     90,000       Lubrizol Corp.                  3,470,625
    120,000       Morton International, Inc.      3,967,500
                                               ------------
                  Total                          10,468,125
                                               ------------
              RETAIL--11.4%
    200,000       Albertsons, Inc.                9,362,500
     75,000       Gap (The), Inc.                 3,351,562
    225,000       Home Depot, Inc.               14,357,812
    320,000       McDonald's Corp.               17,520,000
     41,120       (b) Tricon Global
                  Restaurants, Inc.               1,166,780
    240,000       Wal-Mart Stores, Inc.          11,115,000
    680,000       Walgreen Co.                   24,947,500
                                               ------------
                  Total                          81,821,154
                                               ------------
              TECHNOLOGY--20.8%
    150,000       AMP, Inc.                       6,628,125
    220,000       (b) Applied Materials, Inc.     8,098,750
    177,200       Boeing Co.                      9,613,100
    700,000       Compaq Computer Corp.          22,443,750
    130,000       (b) Digital Equipment Corp.     7,401,875
    277,200       Hewlett-Packard Co.            18,572,400
    200,000       Intel Corp.                    17,937,500
    200,000       International Business
                  Machines Corp.                 20,887,500
     60,000       Lucent Technologies, Inc.       6,502,500
    200,000       (b) Microsoft Corp.            16,950,000
    100,000       Motorola, Inc.                  5,575,000
    150,000       (b) Oracle Corp.                3,693,750
    100,000       (b) Sun Microsystems, Inc.      4,762,500
                                               ------------
                  Total                         149,066,750
                                               ------------
              UTILITIES--1.4%
    103,800       AT&T Corp.                      6,318,825
     30,000       Central & SouthWest Corp.         804,375
     40,000       SBC Communications, Inc.        3,025,000
                                               ------------
                  Total                          10,148,200
                                               ------------
              TOTAL COMMON STOCKS
              (identified cost $317,394,839)    682,650,089
                                               ------------
              (A) REPURCHASE AGREEMENT--4.5%
$32,275,400       Cantor Fitzgerald
                  Securities, 5.58%, dated
                  2/27/1998, due 3/2/1998 (at
                  amortized cost)                32,275,400
                                               ------------
              TOTAL INVESTMENTS
              (identified cost $349,670,239)   $714,925,489
                                               ============

(See Notes to Portfolios of Investments)

DG INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS--90.7%
             ARGENTINA--1.2%
             ENERGY SOURCES--1.2%
     9,800       YPF Sociedad Anonima, ADR      $   309,925
                                                -----------
             AUSTRALIA--0.7%
             BANKING--0.7%
    28,600       Westpac Banking Corp. Ltd.,
                 Sydney                             197,646
                                                -----------
             BRAZIL--1.3%
             TELECOMMUNICATIONS--1.3%
     2,740       Telecomunicacoes Brasileiras
                 SA, ADR                            335,479
                                                -----------
             DENMARK--0.9%
             BANKING--0.9%
     3,250       Unidanmark, Class A                235,984
                                                -----------
             FINLAND--0.9%
             BANKING--0.5%
    24,400       Merita Ltd, Class A                142,702
                                                -----------
             FOREST PRODUCTS & PAPER--0.4%
     3,900       UPM--Kymmene OY                    101,294
                                                -----------
             TOTAL FINLAND                          243,996
                                                -----------
             FRANCE--12.5%
             AUTOMOBILE--0.4%
     1,900       Michelin, Class B                  119,189
                                                -----------
             BANKING--1.1%
     5,000       Banque Nationale de Paris          302,557
                                                -----------
             CHEMICALS--1.9%
    10,700       Rhone-Poulenc, Class A             493,697
                                                -----------
             COMMERCIAL SERVICES--1.9%
     3,000       Compagnie Generale des Eaux        472,581
                                                -----------
             ELECTRICAL & ELECTRONICS--1.4%
     2,880       Alcatel Alsthom                    375,065
                                                -----------
             ENERGY SOURCES--2.1%
     4,780       Elf Aquitaine SA                   544,691
                                                -----------
             INSURANCE--1.6%
     4,500       AXA                                435,830
                                                -----------
             MISCELLANEOUS MATERIALS &   COMMODITIES--1.3%
     2,400       Compagnie de St. Gobain            336,627
                                                -----------
             MULTI-INDUSTRY--0.8%
     1,700       Lyonnaise des Eaux SA              224,468
                                                -----------
             TOTAL FRANCE                         3,304,705
                                                -----------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             GERMANY--9.1%
             AUTOMOBILE--1.4%
     4,500       Daimler Benz AG                $   368,643
                                                -----------
             BANKING--1.6%
     2,700       Deutsche Bank, AG                  185,537
     5,100       Dresdner Bank AG, Frankfurt        231,390
                                                -----------
                 Total                              416,927
                                                -----------
             CHEMICALS--1.4%
     9,400       Hoechst AG                         364,299
                                                -----------
             FOOD & HOUSEHOLD PRODUCTS--0.7%
     4,200       (b)Metro AG                        191,020
                                                -----------
             MACHINERY & ENGINEERING--2.2%
       550       Mannesmann SA                      330,494
     1,190       Thyssen AG                         262,083
                                                -----------
                 Total                              592,577
                                                -----------
             UTILITIES--ELECTRICAL & GAS--1.8%
       870       Viag AG                            470,983
                                                -----------
             TOTAL GERMANY                        2,404,449
                                                -----------
             GREECE--1.1%
             TELECOMMUNICATIONS--1.1%
    15,000       Hellenic Telecommunications
                 Organization                       297,422
                                                -----------
             HONG KONG--2.1%
             BANKING--1.1%
    10,400       HSBC Holdings PLC                  300,885
                                                -----------
             DIVERSIFIED OPERATIONS--0.5%
    59,000       Wharf Holdings Ltd.                123,067
                                                -----------
             MULTI-INDUSTRY--0.5%
    20,500       Swire Pacific Ltd., Class A        123,384
                                                -----------
             TOTAL HONG KONG                        547,336
                                                -----------
             ITALY--4.6%
             AUTOMOBILE--0.9%
    64,200       Fiat SPA                           225,918
                                                -----------
             BANKING--1.3%
    88,000       Credito Italiano                   338,225
                                                -----------
             ENERGY SOURCES--0.8%
    35,700       Eni SPA                            208,714
                                                -----------
             TELECOMMUNICATIONS--1.6%
    89,400       Telecom Italia SpA                 434,384
                                                -----------
             TOTAL ITALY                          1,207,241
                                                -----------

(See Notes to Portfolios of Investments)

DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             JAPAN--14.9%
             APPLIANCES & HOUSEHOLD
             DURABLES--1.3%
    24,000       Matsushita Electric
                 Industrial Co.                 $   350,198
                                                -----------
             AUTOMOBILE--1.0%
     8,000       Honda Motor Co. Ltd.               277,240
                                                -----------
             BANKING--1.3%
    49,000       Sumitomo Trust & Banking           349,722
                                                -----------
             BUILDING MATERIALS &
             COMPONENTS--0.7%
    28,000       Sekisui Chemical Co.               178,303
                                                -----------
             ELECTRICAL & ELECTRONICS--1.9%
     9,000       Omron Corp.                        145,599
     4,200       Sony Corp.                         379,699
                                                -----------
                 Total                              525,298
                                                -----------
             FINANCIAL SERVICES--2.6%
     5,600       Orix Corp                          408,565
     4,940       Promise Co. Ltd.                   276,577
                                                -----------
                 Total                              685,142
                                                -----------
             INSURANCE--0.1%
     3,000       Mitsui Marine & Fire
                 Insurance Co.                       16,749
                                                -----------
             MERCHANDISING--1.4%
     6,000       Ito-Yokado Co., Ltd.               328,311
       180       Ito-Yokado Co., Ltd., ADR           39,060
                                                -----------
                 Total                              367,371
                                                -----------
             OFFICE EQUIPMENT--0.9%
    23,000       Ricoh Co. Ltd.                     246,233
                                                -----------
             RECREATION, OTHER CONSUMER
             GOODS--1.2%
     3,400       Nintendo Corp. Ltd.                312,768
                                                -----------
             TELECOMMUNICATIONS--1.4%
        39       Nippon Telegraph & Telephone
                 Corp.                              358,763
                                                -----------
             TOBACCO--1.1%
        39       (d)Japan Tobacco, Inc.             287,320
                                                -----------
             TOTAL JAPAN                          3,955,107
                                                -----------
             KOREA--1.2%
             APPLIANCES & HOUSEHOLD
             DURABLES--1.2%
    10,000       (b)(d)Samsung Electronics
                 Co., GDR                           326,000
                                                -----------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             MALAYSIA--0.2%
             LEISURE & TOURISM--0.2%
    15,000       Genting Berhad                 $    49,526
                                                -----------
             MEXICO--2.1%
             BANKING--0.9%
   100,000       Grupo Financiero Banamex
                 Accivel, Class B                   251,524
                                                -----------
             BEVERAGE & TOBACCO--1.2%
     8,500       Pan American Beverage, Class
                 A                                  309,719
                                                -----------
             TOTAL MEXICO                           561,243
                                                -----------
             NETHERLANDS--3.4%
             APPLIANCES & HOUSEHOLD
             DURABLES--1.2%
     4,100       Philips Electronics N.V.           318,863
                                                -----------
             BEVERAGE & TOBACCO--0.9%
     1,300       Heineken NV                        241,503
                                                -----------
             ENERGY SOURCES--0.4%
     2,100       Royal Dutch Petroleum Co.,
                 ADR                                114,056
                                                -----------
             TELECOMMUNICATIONS--0.9%
     4,900       Koninklijke PTT Nederland NV       246,863
                                                -----------
             TOTAL NETHERLANDS                      921,285
                                                -----------
             PHILIPPINES--0.8%
             BANKING--0.8%
   100,000       (b)Philippine National Bank        204,903
                                                -----------
             SINGAPORE--1.5%
             BANKING--0.3%
    17,000       United Overseas Bank Ltd.           92,317
                                                -----------
             PAPER PRODUCTS--1.2%
    26,000       Asia Pulp & Paper Co. Ltd.,
                 ADR                                310,375
                                                -----------
             TOTAL SINGAPORE                        402,692
                                                -----------
             SOUTH AFRICA--1.2%
             BUILDING MATERIALS &
             COMPONENTS--1.2%
    33,159       Barlow Ltd.                        310,014
                                                -----------
             SPAIN--2.6%
             BANKING--1.3%
     4,600       Argentaria SA                      342,891
                                                -----------
             TELECOMMUNICATIONS--1.3%
    10,400       Telefonica de Espana               357,851
                                                -----------
             TOTAL SPAIN                            700,742
                                                -----------

(See Notes to Portfolios of Investments)

DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             SWEDEN--3.7%
             APPLIANCES & HOUSEHOLD
             DURABLES--0.9%
     3,300       Electrolux AB, Class B         $   251,672
                                                -----------
             BANKING--1.9%
    22,200       (b)Nordbanken Holding AB           140,164
     8,100       Svenska Handelsbanken,
                 Stockholm                          346,846
                                                -----------
                 Total                              487,010
                                                -----------
             HEALTH & PERSONAL CARE--0.9%
    12,600       Astra AB, Class B                  246,534
                                                -----------
             TOTAL SWEDEN                           985,216
                                                -----------
             SWITZERLAND--7.5%
             BANKING--1.2%
     1,760       Credit Suisse Group                318,036
                                                -----------
             BUILDING MATERIALS &
             COMPONENTS--0.9%
       245       Holderbank Financiere Glaris
                 AG, Class B                        238,902
                                                -----------
             BUSINESS & PUBLIC SERVICES--1.0%
       143       SGS Societe Generale de
                 Surveillance Holding SA            263,280
                                                -----------
             FOOD & HOUSEHOLD PRODUCTS--0.7%
       112       Nestle SA                          196,277
                                                -----------
             HEALTH & PERSONAL CARE--1.1%
       165       Novartis AG                        301,197
                                                -----------
             INSURANCE--1.9%
       900       Zurich
                 Versicherungsgesellschaft          490,965
                                                -----------
             RETAIL--0.7%
       305       Societe Suisse pour la
                 Microelectronique et
                 l'Horlogerie                       191,756
                                                -----------
             TOTAL SWITZERLAND                    2,000,413
                                                -----------
             UNITED KINGDOM--17.2%
             AEROSPACE & MILITARY
             TECHNOLOGY--2.0%
    16,400       British Aerospace                  515,523
                                                -----------
             AUTOMOBILE--1.4%
    97,700       (b)LucasVarity PLC                 376,648
                                                -----------
             BANKING--1.5%
    21,300       National Westminster Bank,
                 PLC, London                        393,379
                                                -----------

SHARES OR
PRINCIPAL
  AMOUNT                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             UNITED KINGDOM (continued)
             BEVERAGES--1.2%
    31,968       Diageo PLC                     $   327,327
                                                -----------
             BROADCASTING & PUBLISHING--0.4%
    36,800       Mirror Group PLC                   103,068
                                                -----------
             CHEMICALS--0.9%
    13,100       Imperial Chemical Industries,
                 PLC                                239,239
                                                -----------
             ENERGY SOURCES--1.3%
    24,700       British Petroleum Co. PLC          341,010
                                                -----------
             FOOD & HOUSEHOLD PRODUCTS--3.0%
    25,600       Cadbury Schweppes PLC              325,810
    20,200       Prudential Corp. PLC               303,176
    19,000       Unilever PLC                       172,164
                                                -----------
                 Total                              801,150
                                                -----------
             LEISURE & TOURISM--0.9%
    15,800       Granada Group PLC                  247,030
                                                -----------
             MULTI-INDUSTRY--1.3%
   130,100       BTR PLC                            345,623
                                                -----------
             RECREATION, OTHER CONSUMER
             GOODS--0.7%
    21,400       EMI Group PLC                      182,629
                                                -----------
             TOBACCO--1.3%
    34,600       B.A.T. Industries PLC              345,441
                                                -----------
             UTILITIES--ELECTRICAL & GAS--1.3%
    34,200       National Power Co. PLC             354,689
                                                -----------
             TOTAL UNITED KINGDOM                 4,572,756
                                                -----------
             TOTAL COMMON STOCKS
             (identified cost $22,675,623)       24,074,080
                                                -----------
             PREFERRED STOCKS--1.1%
             BRAZIL--1.1%
             BEVERAGE & TOBACCO--1.1%
   389,000       Cia Cervejaria Brahma,
                 Preference (identified cost
                 $268,422)                          292,568
                                                -----------
             (A) REPURCHASE AGREEMENT--7.2%
$1,919,000       State Street Bank and Trust
                 Co., 5.56%, dated 2/27/1998,
                 due 3/2/1998 (at amortized
                 cost)                            1,919,000
                                                -----------
             TOTAL INVESTMENTS (identified
             cost $24,863,045)                  $26,285,648
                                                ===========

(See Notes to Portfolios of Investments)

DG OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS--90.5%
              BUSINESS EQUIPMENT & SERVICES--5.5%
    250,000       (b) Comforce Corp.            $  2,140,625
    122,000       (b) Dycom Industries, Inc.       3,111,000
    295,000       (b) Employee Solutions, Inc.     1,548,750
                                                ------------
                  Total                            6,800,375
                                                ------------
              CAPITAL GOODS--6.3%
    100,000       (b) Denali, Inc.                 1,562,500
     64,700       (b) Halter Marine Group,
                  Inc.                             1,269,738
    152,000       (b) ITEQ, Inc.                   1,805,000
    129,700       (b) Terex Corp.                  3,096,588
                                                ------------
                  Total                            7,733,826
                                                ------------
              CAPITAL GOODS/ELECTRONICS--2.0%
     55,550       Kuhlman Corp.                    2,451,144
                                                ------------
              COMPUTERS-PERIPHERALS &
              SOFTWARE--1.0%
     30,700       (b) Insight Enterprises,
                  Inc.                             1,220,325
                                                ------------
              CONSUMER DURABLES--2.0%
     93,000       (b) Speedway Motorsports,
                  Inc.                             2,499,375
                                                ------------
              CONSUMER NON-DURABLES--1.4%
    160,000       (b) Hollywood Entertainment
                  Corp.                            1,760,000
                                                ------------
              CONSUMER SERVICES--3.6%
    115,000       (b) Mobile Telecommunication
                  Technologies Corp.               2,587,500
     78,000       (b) SCP Pool Corp.               1,784,250
                                                ------------
                  Total                            4,371,750
                                                ------------
              ENERGY/OIL-DOMESTIC--1.6%
     56,000       (b) Nuevo Energy Co.             2,009,000
                                                ------------
              ENERGY/OIL FIELD SERVICES--6.5%
     67,000       (b) Friede Goldman
                  International, Inc.              2,035,125
     70,000       (b) Gulf Island Fabrication,
                  Inc.                             1,478,750
     63,300       (b) J. Ray McDermott, S.A.       2,690,250
     17,900       (b) Oceaneering
                  International, Inc.                296,469
    166,000       (b) Superior Energy
                  Services, Inc.                   1,473,250
                                                ------------
                  Total                            7,973,844
                                                ------------

  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS (continued)
              ENERGY/OIL SERVICES--3.7%
     72,500       (b) Bellwether Exploration
                  Co.                           $    661,562
    200,000       (b) EEX Corp.                    1,712,500
     45,500       Snyder Oil Corp.                   847,438
     97,000       (b) TransCoastal Marine
                  Services, Inc.                   1,297,375
                                                ------------
                  Total                            4,518,875
                                                ------------
              FINANCIAL SERVICES--5.8%
     50,430       AmerUs Life Holdings, Inc.,
                  Class A                          1,645,279
    107,200       (b) IMC Mortgage Co.             1,259,600
     63,000       T. Rowe Price Associates         4,181,625
                                                ------------
                  Total                            7,086,504
                                                ------------
              FOOD & RELATED--0.3%
     30,400       Sanderson Farms, Inc.              330,600
                                                ------------
              HEALTHCARE--9.9%
     34,000       (b) Arterial Vascular
                  Engineering, Inc.                2,783,750
    100,000       (b) Cyberonics, Inc.             2,412,500
     86,000       (b) Imnet Systems Inc.           1,800,625
    122,000       (b) Neotherapeutics, Inc.        1,159,000
    150,000       (b) ProMedCo Management Co.      1,893,750
     63,000       (b) Res-Care, Inc.               2,110,500
                                                ------------
                  Total                           12,160,125
                                                ------------
              LEISURE--2.0%
    110,000       (b) Fairfield Communities,
                  Inc.                             2,461,250
                                                ------------
              RESTAURANTS--9.7%
    120,000       Apple South, Inc.                1,635,000
     60,000       (b) Casa Ole Restaurants,
                  Inc.                               255,000
    170,000       (b) Foodmaker, Inc.              3,091,875
     98,000       (b) Outback Steakhouse, Inc.     3,503,500
     90,000       (b) ShowBiz Pizza Time, Inc.     2,610,000
     29,000       (b) Sonic Corp.                    848,250
                                                ------------
                  Total                           11,943,625
                                                ------------
              RETAIL/CONSUMER--1.7%
     58,000       (b) I.C. Isaacs & Co., Inc.        648,875
    139,000       (b) Ugly Duckling Corp.          1,390,000
                                                ------------
                  Total                            2,038,875
                                                ------------

(See Notes to Portfolios of Investments)

DG OPPORTUNITY FUND
--------------------------------------------------------------------------------


  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS (continued)
              TECHNOLOGY/COMMUNICATION--4.9%
    135,000       (b) Cerprobe Corp.            $  2,927,812
     97,500       (b) Cree Research, Inc.          1,584,375
     53,000       (b) Semtech Corp.                1,523,750
                                                ------------
                  Total                            6,035,937
                                                ------------
              TECHNOLOGY/COMPUTERS--14.4%
     30,000       (b) ACT Networks, Inc.             296,250
    192,500       (b) Compucom System, Inc.        1,696,406
    230,000       (b) Datastream Systems, Inc.     4,341,250
     80,000       (b) Data Dimensions, Inc.        1,090,000
     96,000       (b) Datatec Systems, Inc.          432,000
    120,000       (b) Harbinger Corp.              3,960,000
    163,000       (b) Inso Corp.                   2,282,000
    100,000       (b) MetaCreations Corp.            853,125
    138,000       (b) Microage, Inc.               1,776,750
     87,500       (b) Micrografx, Inc.               984,375
                                                ------------
                  Total                           17,712,156
                                                ------------
              TECHNOLOGY/TELECOMMUNI-
              CATIONS--5.6%
     30,000       (b) Boston Communications
                  Group, Inc.                        266,250
     89,000       (b) Premiere Technologies,
                  Inc.                             2,792,375
     70,000       (b) SmarTalk Teleservices,
                  Inc.                             2,353,750
     64,500       (b) World Access, Inc.           1,451,250
                                                ------------
                  Total                            6,863,625
                                                ------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              COMMON STOCKS (continued)
              TRANSPORTATION--2.6%
     25,000       (b) AirTran Holdings, Inc.   $    145,312
     76,000       Hunt (J.B.) Transportation
                  Services, Inc.                  2,033,000
     38,000       (b)M.S. Carriers, Inc.          1,002,250
                                               ------------
                  Total                           3,180,562
                                               ------------
              TOTAL COMMON STOCKS
              (identified cost $93,085,284)     111,151,773
                                               ------------
              (A) REPURCHASE AGREEMENT--13.2%
$16,223,500       Cantor Fitzgerald
                  Securities, 5.58%, dated
                  2/27/1998, due 3/2/1998 (at
                  net asset value)               16,223,500
                                               ------------
              TOTAL INVESTMENTS
              (identified cost $109,308,784)   $127,375,273
                                               ============

(See Notes to Portfolios of Investments)

DG LIMITED TERM GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                           VALUE
-----------------------------------------------------------
             CORPORATE BONDS--13.2%
             CHEMICALS--1.7%
$1,000,000       Du Pont (E.I.) de Nemours &
                 Co., 6.500%, 9/1/2002          $ 1,020,660
                                                -----------
             HEALTHCARE--2.1%
 1,250,000       Upjohn Co., 5.875%, 4/15/2000    1,251,413
                                                -----------
             PHARMACEUTICALS--1.8%
 1,000,000       American Home Products Corp.,
                 7.700%, 2/15/2000                1,031,670
                                                -----------
             PRINTING & PUBLISHING--1.7%
 1,000,000       Gannett Co., Inc., 5.250%,
                 3/1/1998                         1,000,590
                                                -----------
             UTILITIES--5.9%
 1,500,000       Northern States Power Co.,
                 5.500%, 2/1/1999                 1,498,455
 1,000,000       Pacific Gas & Electric Co.,
                 5.375%, 8/1/1998                   999,800
 1,000,000       Southern California Edison
                 Co., 5.600%, 12/15/1998            999,820
                                                -----------
                 Total                            3,498,075
                                                -----------
             TOTAL CORPORATE BONDS
             (identified cost $7,625,682)         7,802,408
                                                -----------
             GOVERNMENT AGENCIES--18.6%
             FEDERAL FARM CREDIT BANK--6.8%
 2,000,000       5.480%, 5/1/1998                 2,000,640
 2,000,000       5.550%, 3/2/1998                 2,000,000
                                                -----------
                 Total                            4,000,640
                                                -----------
             FEDERAL HOME LOAN BANK--5.0%
 2,000,000       5.760%, 7/28/2000                1,993,620
 1,000,000       6.275%, 8/13/2001                1,003,980
                                                -----------
                 Total                            2,997,600
                                                -----------

PRINCIPAL
  AMOUNT                                           VALUE
-----------------------------------------------------------
             GOVERNMENT AGENCIES (continued)
             FEDERAL HOME LOAN MORTGAGE
             CORPORATION--5.1%
$2,000,000       6.130%, 5/19/2000              $ 2,003,200
 1,000,000       6.790%, 5/24/2001                1,011,080
                                                -----------
                 Total                            3,014,280
                                                -----------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION--1.7%
 1,000,000       6.050%, 10/20/2000               1,004,020
                                                -----------
             TOTAL GOVERNMENT AGENCIES
             (identified cost $10,992,344)       11,016,540
                                                -----------
             U.S. TREASURY NOTES--67.2%
 6,000,000       5.125%, 3/31/1998                6,000,420
 5,000,000       5.625%, 11/30/2000               5,008,550
 2,000,000       6.125%, 7/31/2000                2,025,280
 3,000,000       6.250%, 10/31/2001               3,063,690
 5,000,000       6.250%, 8/31/2000                5,079,450
 4,000,000       6.625%, 7/31/2001                4,127,480
 4,000,000       6.750%, 6/30/1999                4,062,320
 4,000,000       7.125%, 10/15/1998               4,039,880
 2,000,000       7.500%, 10/31/1999               2,060,420
 4,000,000       7.500%, 11/15/2001               4,250,920
                                                -----------
             TOTAL U.S. TREASURY NOTES
             (identified cost $39,229,453)       39,718,410
                                                -----------
(A) REPURCHASE AGREEMENT--1.1%
   649,700       Cantor Fitzgerald Securities,
                 5.580%, dated 2/27/1998, due
                 3/2/1998 (at amortized cost)       649,700
                                                -----------
             TOTAL INVESTMENTS
             (identified cost $58,497,179)      $59,187,058
                                                ===========

(See Notes to Portfolios of Investments)

DG GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              CORPORATE BONDS--6.4%
              BANKING--0.4%
$ 1,000,000       NationsBank Corp., 5.375%,
                  4/15/2000                    $    988,100
                                               ------------
              CONSUMER NON-DURABLES--0.7%
    889,000       Anheuser-Busch Cos., Inc.,
                  6.900%, 10/1/2002                 895,854
  1,000,000       Heinz (H.J.) Co., 6.750%,
                  10/15/1999                      1,014,530
                                               ------------
                  Total                           1,910,384
                                               ------------
              FINANCIAL SERVICES--1.5%
  2,000,000       Private Export Funding
                  Corp., 6.310%, 9/30/2004        2,047,242
  2,000,000       Private Export Funding
                  Corp., 6.490%, 7/15/2007        2,085,242
                                               ------------
                  Total                           4,132,484
                                               ------------
              HEALTHCARE--0.4%
  1,000,000       Upjohn Co., 5.875%,
                  4/15/2000                       1,001,130
                                               ------------
              PHARMACEUTICALS-HEALTHCARE--0.5%
  1,400,000       American Home Products
                  Corp., 7.700%, 2/15/2000        1,444,338
                                               ------------
              PRINTING & PUBLISHING--0.5%
  1,500,000       Gannett Co., Inc., 5.250%,
                  3/1/1998                        1,500,885
                                               ------------
              RAW MATERIALS--0.5%
    889,000       Du Pont (E.I.) de Nemours &
                  Co., 6.750%, 10/15/2002           916,408
    437,000       Du Pont (E.I.) de Nemours &
                  Co., 9.150%, 4/15/2000            464,837
                                               ------------
                  Total                           1,381,245
                                               ------------
              TECHNOLOGY SERVICES--0.2%
    437,000       Texas Instruments, Inc.,
                  9.250%, 6/15/2003                 496,161
                                               ------------
              UTILITIES--1.7%
  1,000,000       Alabama Power Co., 6.750%,
                  2/1/2003                        1,013,880
  1,500,000       Northern States Power Co.,
                  5.500%, 2/1/1999                1,498,455
  1,000,000       Pacific Gas & Electric Co.,
                  6.250%, 3/1/2004                1,009,760

(See Notes to Portfolios of Investments)

 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              CORPORATE BONDS (continued)
              UTILITIES (continued)
$ 1,000,000       Southern California Edison
                  Co., 5.625%, 10/1/2002       $    984,680
                                               ------------
                  Total                           4,506,775
                                               ------------
              TOTAL CORPORATE BONDS
              (identified cost $16,917,984)      17,361,502
                                               ------------
              GOVERNMENT AGENCIES--7.0%
              FEDERAL FARM CREDIT BANK--3.0%
  4,000,000       5.430%, 9/1/1998                4,000,520
  4,000,000       5.600%, 6/1/1998                3,999,068
                                               ------------
                  Total                           7,999,588
                                               ------------
              FEDERAL HOME LOAN BANK--2.5%
  2,000,000       5.760%, 7/28/2000               1,993,620
  3,000,000       5.790%, 2/18/2000               2,991,360
  2,000,000       6.275%, 8/13/2001               2,007,960
                                               ------------
                  Total                           6,992,940
                                               ------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION--0.4%
  1,000,000       6.820%, 12/13/2006              1,014,440
                                               ------------
              STUDENT LOAN MARKETING
              ASSOCIATION--1.1%
  3,000,000       5.810%, 1/27/2000               2,994,390
                                               ------------
              TOTAL GOVERNMENT AGENCIES
              (identified cost $18,995,625)      19,001,358
                                               ------------
              U.S. TREASURY OBLIGATIONS--73.1%
              TREASURY BONDS--21.2%
 10,000,000       6.750%, 8/15/2026              11,044,700
 10,000,000       6.875%, 8/15/2025              11,186,000
  9,000,000       7.125%, 2/15/2023              10,305,720
  7,000,000       7.250%, 8/15/2022               8,113,980
  7,000,000       7.500%, 11/15/2016              8,190,420
  7,000,000       7.625%, 11/15/2022              8,455,090
                                               ------------
                  Total                          57,295,910
                                               ------------
              TREASURY NOTES--51.9%
  8,000,000       5.750%, 10/31/2000              8,037,600
 10,000,000       5.750%, 8/15/2003              10,062,100
 10,000,000       5.875%, 11/15/2005             10,120,000
  9,000,000       6.125%, 5/15/1998               9,014,670
 10,000,000       6.125%, 7/31/2000              10,126,400
  9,000,000       6.500%, 8/15/2005               9,448,920
 15,000,000       7.000%, 7/15/2006              16,276,950

DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              U.S. TREASURY OBLIGATIONS (continued)
              TREASURY NOTES (continued)
$ 9,000,000       7.125%, 10/15/1998           $  9,089,730
 10,000,000       7.500%, 10/31/1999             10,302,100
 10,000,000       7.500%, 5/15/2002              10,698,200
 10,000,000       7.750%, 1/31/2000              10,393,300
  9,000,000       7.750%, 2/15/2001               9,527,310
  7,000,000       7.875%, 8/15/2001               7,494,830
  9,000,000       8.000%, 5/15/2001               9,627,660
                                               ------------
                  Total                        $140,219,770
                                               ------------
              TOTAL U.S. TREASURY
              OBLIGATIONS (identified cost
              $189,383,825)                     197,515,680
                                               ------------

 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              (A)REPURCHASE AGREEMENT--14.0%
$37,774,400       Cantor Fitzgerald
                  Securities, 5.580%, dated
                  2/27/1998, due 3/2/1998 (at
                  amortized cost)              $ 37,774,400
                                               ------------
              TOTAL INVESTMENTS
              (identified cost $263,071,834)   $271,652,940
                                               ============

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES--95.1%
             ALABAMA--3.4%
$  500,000        Huntsville, AL, GO LT
                  Warrants (Series A),
                  6.00% (Original Issue
                  Yield: 6.325%),
                  11/1/2012                AA        $   540,950
 1,000,000        Jefferson County, AL,
                  Sewer Revenue Bonds,
                  6.00% (Original Issue
                  Yield: 6.30%),
                  9/1/2013                 NR          1,096,460
                                                     -----------
                  Total                                1,637,410
                                                     -----------
             ARIZONA--2.1%
 1,000,000        Phoenix, AZ, GO UT
                  Refunding Bonds
                  (Series C), 4.90%
                  (Original Issue
                  Yield: 5.00%),
                  7/1/2008                AA+          1,031,030
                                                     -----------
             CALIFORNIA--2.2%
 1,000,000        California State, GO
                  UT Public Improvement
                  Bonds, 5.75%,
                  5/1/2007                 A+          1,086,410
                                                     -----------
             CONNECTICUT--2.2%
 1,000,000        Connecticut State, GO
                  UT Public Improvement
                  Bonds (Series C),
                  5.80%, 8/15/2008        AA-          1,083,820
                                                     -----------
             FLORIDA--8.6%
 1,000,000        Broward County, FL
                  School District, GO
                  UT Refunding Bonds,
                  5.60% (Original Issue
                  Yield: 5.80%),
                  2/15/2007               AA-          1,071,900
 1,000,000        Florida State Board
                  of Education
                  Administration, GO UT
                  Refunding Bonds
                  (Series D), 5.00%
                  (Original Issue
                  Yield: 5.15%),
                  6/1/2015                AA+          1,003,280

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             FLORIDA (continued)
$1,000,000        Jacksonville, FL
                  Electric Authority,
                  Refunding Revenue
                  Bonds (Issue 2-
                  Series 8), 5.50% (St.
                  John's River)/
                  (Original Issue
                  Yield: 5.582%),
                  10/1/2013                AA        $ 1,035,430
 1,000,000        St. Petersburg, FL
                  Public Utility, Water
                  & Sewer Revenue
                  Bonds, 5.50%,
                  10/1/2009               AA-          1,060,380
                                                     -----------
                  Total                                4,170,990
                                                     -----------
             GEORGIA--2.1%
 1,000,000        Fulton County, GA, GO
                  UT Refunding Bonds,
                  4.60%, 1/1/2001          AA          1,019,170
                                                     -----------
             HAWAII--3.3%
   500,000        Hawaii State, GO UT
                  Bonds (Series CB),
                  5.75% (Original Issue
                  Yield: 5.95%),
                  1/1/2008                 A+            549,445
 1,000,000        Honolulu, HI City &
                  County, GO UT
                  Improvement Refunding
                  Bonds (Series B),
                  5.50% (Original Issue
                  Yield: 5.70%),
                  10/1/2011                AA          1,074,440
                                                     -----------
                  Total                                1,623,885
                                                     -----------
             ILLINOIS--3.3%
 1,000,000        Illinois State, GO UT
                  Bonds, 5.60%
                  (Original Issue
                  Yield: 5.65%),
                  4/1/2008                 AA          1,073,270
   500,000        Illinois State, GO UT
                  Refunding Bonds,
                  5.875% (Original
                  Issue Yield: 6.05%),
                  6/1/2011                 AA            537,550
                                                     -----------
                  Total                                1,610,820
                                                     -----------

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             INDIANA--1.1%
$  500,000        Indianapolis, IN,
                  Local Public
                  Improvement Revenue
                  Bonds, 6.00%
                  (Original Issue
                  Yield: 6.40%),
                  7/1/2010                AA-        $   537,185
                                                     -----------
             LOUISIANA--1.1%
   500,000        Louisiana PFA,
                  Hospital Refunding
                  Revenue Bonds (Series
                  C), 6.05% (Our Lady
                  of Lake
                  Regional)/(MBIA
                  Insurance Corporation
                  INS)/(Original Issue
                  Yield: 6.15%),
                  12/1/2008               AAA            533,165
                                                     -----------
             MARYLAND--2.2%
 1,000,000        Maryland State, GO UT
                  Bonds (Series BB),
                  5.50%, 6/1/2009         AAA          1,072,510
                                                     -----------
             MASSACHUSETTS--3.3%
   450,000        Commonwealth of
                  Massachusetts, GO UT
                  Bonds (Series A),
                  6.00% (FSA INS)/
                  (Original Issue
                  Yield: 7.618%),
                  6/1/2011                AAA            477,158
 1,000,000        Commonwealth of
                  Massachusetts, GO UT
                  Refunding Revenue
                  Bonds (Series A),
                  6.25%, 7/1/2003                      1,099,670
                                                     -----------
                  Total                                1,576,828
                                                     -----------
             MINNESOTA--2.2%
 1,000,000        Minnesota State, GO
                  UT, 5.00% (Original
                  Issue Yield: 5.15%),
                  11/1/2008               AAA          1,041,370
                                                     -----------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             MISSISSIPPI--13.2%
$1,000,000        Hinds County, MS, GO
                  UT Refunding Bonds,
                  5.50% (MBIA Insurance
                  Corporation
                  INS)/(Original Issue
                  Yield: 5.75%),
                  3/1/2008                AAA        $ 1,083,660
 1,125,000        Jackson, MS, GO UT
                  Refunding Bonds
                  (Series A), 5.85%
                  (MBIA Insurance
                  Corporation INS),
                  5/1/2006                AAA          1,190,070
 1,000,000        Madison County, MS
                  School District, GO
                  UT Refunding Bonds,
                  5.10% (AMBAC
                  INS)/(Original Issue
                  Yield: 5.10%),
                  6/1/2008                AAA          1,033,900
 1,000,000        Mississippi Hospital
                  Equipment &
                  Facilities Authority,
                  Refunding Revenue
                  Bonds, 5.50% (North
                  Mississippi Health
                  Services-1)/(AMBAC
                  INS)/(Original Issue
                  Yield: 5.93%),
                  5/15/2009               AAA          1,052,160
 1,000,000        Mississippi State, GO
                  UT Bonds, 5.125%
                  (Original Issue
                  Yield: 5.30%),
                  12/1/2011                AA          1,027,340
 1,000,000        Tupelo, MS Public
                  School District, GO
                  UT Refunding Bonds,
                  5.00% (AMBAC
                  INS)/(Original Issue
                  Yield: 5.10%),
                  12/1/2007               AAA          1,033,560
                                                     -----------
                  Total                                6,420,690
                                                     -----------
             MISSOURI--2.1%
 1,000,000        Missouri State, Water
                  Pollution Control
                  Refunding Bonds
                  (Series B), 5.00%
                  (Original Issue
                  Yield: 5.60%),
                  8/1/2010                AAA          1,018,230
                                                     -----------

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             MONTANA--2.1%
$1,000,000        Montana State, GO UT
                  Bonds (Series A),
                  4.875% (Long Range
                  Building Program)/
                  (Original Issue
                  Yield: 4.95%),
                  8/1/2009                AA-        $ 1,021,380
                                                     -----------
             NEVADA--3.2%
   500,000        Las Vegas Valley, NV
                  Water District, GO LT
                  Refunding Revenue
                  Bonds, 5.75% (MBIA
                  Insurance Corporation
                  INS)/(Original Issue
                  Yield: 5.90%),
                  9/1/2008                AAA            529,860
 1,000,000        Nevada State,
                  (Project R-5) GO LT
                  Bonds (Series A),
                  4.90% (Original Issue
                  Yield: 5.00%),
                  11/1/2007                AA          1,033,540
                                                     -----------
                  Total                                1,563,400
                                                     -----------
             NEW JERSEY--1.1%
   500,000        New Jersey State, GO
                  UT Refunding Bonds
                  (Series D), 5.90%
                  (Original Issue
                  Yield: 6.05%),
                  2/15/2008               AA+            540,950
                                                     -----------
             NORTH CAROLINA--3.3%
 1,000,000        North Carolina State,
                  GO UT Bonds, 5.10%,
                  3/1/2003                AAA          1,051,350
   500,000        Wake County, NC, GO
                  UT Bonds, 4.90%,
                  3/1/2005                AAA            522,920
                                                     -----------
                  Total                                1,574,270
                                                     -----------
             NORTH DAKOTA--1.1%
   500,000        North Dakota State
                  Building Authority,
                  Lease Revenue Bonds
                  (Series A), 6.00%
                  (Original Issue
                  Yield: 6.05%),
                  6/1/2010                AAA            540,900
                                                     -----------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             OREGON--2.1%
$1,000,000        Portland, OR, GO UT
                  Refunding Revenue
                  Bonds, 4.90%
                  (Original Issue
                  Yield: 5.00%),
                  10/1/2007                NR        $ 1,026,690
                                                     -----------
             RHODE ISLAND--1.1%
   500,000        Providence, RI, GO UT
                  Bonds, 5.90% (MBIA
                  Insurance Corporation
                  INS)/ (Original Issue
                  Yield: 6.05%),
                  1/15/2009               AAA            536,445
                                                     -----------
             TENNESSEE--2.1%
 1,000,000        Memphis, TN, GO UT
                  Refunding Bonds,
                  4.90% (Original Issue
                  Yield: 5.05%),
                  8/1/2006                 AA          1,032,620
                                                     -----------
             TEXAS--8.8%
   500,000        Corpus Christi, TX,
                  GO UT Refunding
                  Bonds, 6.00% (FGIC
                  INS)/(Original Issue
                  Yield: 6.15%),
                  3/1/2010                AAA            535,390
   500,000        El Paso, TX
                  Independent School
                  District, GO UT
                  Refunding Bonds
                  (Series A), 5.75%
                  (PSFG INS)/ (Original
                  Issue Yield: 6.15%),
                  7/1/2007                AAA            527,610
   500,000        Harris County, TX
                  Flood Control
                  District, GO LT Bonds
                  (Series B), 6.20%
                  (Original Issue
                  Yield: 6.25%),
                  10/1/2002 (@100)         AA            543,435
 1,000,000        Houston, TX
                  Independent School
                  District, GO UT
                  Refunding Bonds,
                  5.50% (PSFG INS)/
                  (Original Issue
                  Yield: 5.55%),
                  8/15/2008               AAA          1,049,940

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             TEXAS (continued)
$  500,000        Texas State Public
                  Finance Authority, GO
                  UT Refunding Bonds
                  (Series A), 5.90%
                  (Original Issue
                  Yield: 6.00%),
                  10/1/2011                AA        $   548,285
 1,000,000        Texas State, GO UT
                  Water Development
                  Bonds, 5.20%
                  (Original Issue
                  Yield: 5.25%),
                  8/1/2010                 AA          1,040,500
                                                     -----------
                  Total                                4,245,160
                                                     -----------
             VIRGINIA--4.3%
 1,000,000        Fairfax County, VA,
                  GO UT Bonds (Series
                  A), 5.50% (Original
                  Issue Yield: 5.70%),
                  6/1/2008                AAA          1,058,860
   500,000        Virginia Commonwealth
                  Transportation Board,
                  Refunding Revenue
                  Bonds, 5.125%
                  (Northern Virginia
                  Transportation
                  District)/(Original
                  Issue Yield: 5.25%),
                  5/15/2017                AA            501,060
   500,000        Virginia State
                  Transportation Board,
                  Refunding Revenue
                  Bonds, 6.00%
                  (Original Issue
                  Yield: 6.45%),
                  4/1/2010                 AA            539,195
                                                     -----------
                  Total                                2,099,115
                                                     -----------
             WASHINGTON--9.1%
 1,000,000        King County, WA
                  Library System, UT GO
                  Bonds, 6.15%,
                  12/1/2010               AA-          1,106,090
   500,000        King County, WA, GO
                  UT Refunding Bonds
                  (Series A), 6.00%,
                  12/1/2010               AA+            541,340
   500,000        Port of Seattle, WA,
                  Revenue Bonds, 6.25%
                  (Original Issue
                  Yield: 6.566%),
                  11/1/2010               AA-            535,195

PRINCIPAL                                 CREDIT
  AMOUNT                                  RATING
OR SHARES                                   (C)         VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             WASHINGTON (continued)
$  650,000        Tacoma, WA Electric
                  System, Refunding
                  Revenue Bonds, 6.25%
                  (AMBAC INS)/
                  (Original Issue
                  Yield: 6.60%),
                  1/1/2011                AAA        $   704,743
   500,000        Washington State, GO
                  LT Refunding Revenue
                  Bonds (Series R92-B),
                  6.25% (Original Issue
                  Yield: 6.80%),
                  9/1/2009                AA+            532,295
 1,000,000        Washington State, GO
                  UT Refunding Bonds
                  (Series R-96B), 5.00%
                  (Original Issue
                  Yield: 5.45%),
                  7/1/2010                AA+          1,022,530
                                                     -----------
                  Total                                4,442,193
                                                     -----------
             WISCONSIN--4.3%
   500,000        Green Bay, WI Area
                  Public School
                  District, GO UT Bonds
                  (Series F), 6.00%
                  (Original Issue
                  Yield: 6.10%),
                  4/1/2010                 NR            528,290
   500,000        Wisconsin State, GO
                  UT Bonds (Series A),
                  6.30% (Original Issue
                  Yield: 6.60%),
                  5/1/2012                 AA            542,505
 1,000,000        Wisconsin State, GO
                  UT Bonds (Series C),
                  5.25% (Original Issue
                  Yield: 5.45%),
                  5/1/2011                 AA          1,034,170
                                                     -----------
                  Total                                2,104,965
                                                     -----------
                  TOTAL LONG-TERM MUNICIPALS
                  (identified cost
                  $43,592,302)                        46,191,601
                                                     -----------
             MUTUAL FUND SHARES--3.2%
 1,523,612        Dreyfus Tax Exempt
                  Cash Management
                  (at net asset value)                 1,523,612
                                                     -----------
                  TOTAL INVESTMENTS
                  (identified cost
                  $45,115,914)                       $47,715,213
                                                     ===========

(See Notes to Portfolios of Investments)

NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Non-income producing security.

(c) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current ratings are unaudited.

(d) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At February 28, 1998, these securities amounted to $613,320 which represents 2.3% of net assets.

The following acronyms are used throughout the portfolios:

ADR -- American Depository Receipt AMBAC -- American Municipal Bond Assurance
Corporation FGIC -- Financial Guaranty Insurance Company FSA -- Financial
Security Assurance GDR -- Global Depository Receipt GO -- General Obligation INS
-- Insured LT -- Limited Tax MBIA -- Municipal Bond Investors Assurance PFA --
Public Facility Authority PLC -- Public Limited Company PSFG -- Permanent School
Fund Guarantee SA -- Support Agreement SPA -- Standby Purchase Agreement UT --
Unlimited Tax

---------------------------------------------------------------------------------------------------------------------
                                   COST OF            NET
                               INVESTMENTS FOR     UNREALIZED         GROSS            GROSS
                                 FEDERAL TAX      APPRECIATION      UNREALIZED       UNREALIZED
     DG INVESTOR SERIES           PURPOSES       (DEPRECIATION)    APPRECIATION     DEPRECIATION    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------
  DG Equity Fund                $349,670,239      $365,255,250     $367,411,612      $2,156,362       $715,630,667
  DG International Equity
    Fund                          24,927,629         1,358,019        2,248,376         890,357         26,533,211
  DG Opportunity Fund            109,308,784        18,066,489       25,490,965       7,424,476        122,871,510
  DG Limited Term Government
    Income Fund                   58,497,179           689,879          764,812          74,933         59,136,926
  DG Government Income Fund      263,071,834         8,581,106        9,959,695       1,378,589        270,403,564
  DG Municipal Income Fund        45,115,914         2,599,299        2,603,524           4,225         48,578,607
---------------------------------------------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

f

DG INVESTOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                                  DG              DG
                                                               DG EQUITY     INTERNATIONAL   OPPORTUNITY
                                                                  FUND        EQUITY FUND        FUND
                                                              ------------   -------------   ------------
ASSETS:
------------------------------------------------------------
Investments in repurchase agreements                          $ 32,275,400    $ 1,919,000    $ 16,223,500
------------------------------------------------------------
Investments in securities                                      682,650,089     24,366,648     111,151,773
------------------------------------------------------------   -----------   ------------     -----------
    Total investments in securities, at value                  714,925,489     26,285,648     127,375,273
------------------------------------------------------------
Income receivable                                                  745,192         10,382           5,041
------------------------------------------------------------
Receivable for investments sold                                         --        525,978       2,045,078
------------------------------------------------------------
Receivable for shares sold                                         282,522         29,865          17,773
------------------------------------------------------------
Deferred organizational costs                                           --             --           6,420
------------------------------------------------------------
Deferred expenses                                                       --             --           1,102
------------------------------------------------------------   -----------    -----------    ------------
    Total assets                                               715,953,203     26,851,873     129,450,687
------------------------------------------------------------   -----------    -----------    ------------
LIABILITIES:
------------------------------------------------------------
Payable for investments purchased                                       --        243,665       6,514,035
------------------------------------------------------------
Payable for shares redeemed                                        197,260             --          25,939
------------------------------------------------------------
Payable to bank                                                         --         26,989              --
------------------------------------------------------------
Net payable for foreign exchange contracts purchased                    --          1,399              --
------------------------------------------------------------
Payable for taxes withheld                                              --          2,096              --
------------------------------------------------------------
Accrued expenses                                                   125,276         44,513          39,203
------------------------------------------------------------   -----------    -----------    ------------
    Total liabilities                                              322,536        318,662       6,579,177
------------------------------------------------------------   -----------    -----------    ------------
NET ASSETS CONSIST OF:
------------------------------------------------------------
Paid in capital                                                344,394,053     25,371,801      97,575,114
------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments,
forward contracts and foreign currency translation             365,255,250      1,421,852      18,066,489
------------------------------------------------------------
Accumulated net realized gain (loss) on investments,
foreign currency transactions and forward contracts              5,543,250       (237,273)      7,229,907
------------------------------------------------------------
Undistributed net investment income
  (distribution in excess of net investment loss)                  438,114        (23,169)             --
------------------------------------------------------------   -----------    -----------    ------------
    Total Net Assets                                          $715,630,667    $26,533,211    $122,871,510
------------------------------------------------------------   -----------    -----------    ------------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per Share
(net assets / shares outstanding)                             $      23.01    $     10.46    $      15.84
------------------------------------------------------------   -----------    -----------    ------------
Offering Price Per Share**                                    $      23.84*   $     10.46    $      16.41*
------------------------------------------------------------   -----------    -----------    ------------
Shares Outstanding                                              31,104,390      2,537,448       7,758,133
------------------------------------------------------------   -----------    -----------    ------------
Investments, at identified cost                               $349,670,239    $24,863,045    $109,308,784
------------------------------------------------------------   -----------    -----------    ------------
Investments, at tax cost                                      $349,670,239    $24,927,629    $109,308,784
------------------------------------------------------------   -----------    -----------    ------------

 * Computation of offering price: 100/96.5 of net asset value.

** See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                              DG LIMITED
                                                                 TERM            DG
                                                              GOVERNMENT     GOVERNMENT    DG MUNICIPAL
                                                              INCOME FUND   INCOME FUND     INCOME FUND
                                                              -----------   ------------   -------------
ASSETS:
------------------------------------------------------------
Investments in repurchase agreements                          $  649,700    $37,774,400     $        --
------------------------------------------------------------
Investments in securities                                     58,537,358    233,878,540      47,715,213
------------------------------------------------------------  -----------   ------------    -----------
    Total investments in securities, at value                 59,187,058    271,652,940      47,715,213
------------------------------------------------------------
Income receivable                                              1,013,104      2,574,933         672,284
------------------------------------------------------------
Receivable for investments sold                                       --             --              --
------------------------------------------------------------
Receivable for shares sold                                            --        254,234         294,800
------------------------------------------------------------  -----------   ------------    -----------
    Total assets                                              60,200,162    274,482,107      48,682,297
------------------------------------------------------------  -----------   ------------    -----------
LIABILITIES:
------------------------------------------------------------
Payable for investments purchased                                     --      4,000,000              --
------------------------------------------------------------
Payable for shares redeemed                                    1,041,793         22,478          81,400
------------------------------------------------------------
Payable to bank                                                       --             --              --
------------------------------------------------------------
Accrued expenses                                                  21,443         56,065          22,290
------------------------------------------------------------  -----------   ------------    -----------
    Total liabilities                                          1,063,236      4,078,543         103,690
------------------------------------------------------------  -----------   ------------    -----------
NET ASSETS CONSIST OF:
------------------------------------------------------------
Paid in capital                                               61,986,667    263,639,496      45,793,969
------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments        689,879      8,581,106       2,599,299
------------------------------------------------------------
Accumulated net realized gain (loss) on investments           (3,551,095)    (1,911,369)         72,524
------------------------------------------------------------
Undistributed net investment income                               11,475         94,331         112,815
------------------------------------------------------------  -----------   ------------    -----------
    Total Net Assets                                          $59,136,926   $270,403,564    $48,578,607
------------------------------------------------------------  -----------   ------------    -----------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per Share
(net assets / shares outstanding)                             $     9.78    $     10.07     $     10.89
------------------------------------------------------------  -----------   ------------    -----------
Offering Price Per Share**                                    $     9.98*   $     10.28*    $     11.11*
------------------------------------------------------------  -----------   ------------    -----------
Shares Outstanding                                             6,048,049     26,865,406       4,461,934
------------------------------------------------------------  -----------   ------------    -----------
Investments, at identified cost                               $58,497,179   $263,071,834    $45,115,914
------------------------------------------------------------  -----------   ------------    -----------
Investments, at tax cost                                      $58,497,179   $263,071,834    $45,115,914
------------------------------------------------------------  -----------   ------------    -----------

 * Computation of offering price: 100/98 of net asset value.

** See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                                                    DG
                                                               DG EQUITY     DG INTERNATIONAL   OPPORTUNITY
                                                                  FUND        EQUITY FUND(A)       FUND
                                                              ------------   ----------------   -----------
INVESTMENT INCOME:
------------------------------------------------------------
Dividends                                                     $  7,026,887      $   51,524      $   180,173
------------------------------------------------------------
Interest                                                         2,036,113          71,091          638,380
------------------------------------------------------------   -----------    ------------      -----------
    Total income                                                 9,063,000         122,615          818,553
------------------------------------------------------------   -----------    ------------      -----------
EXPENSES:
------------------------------------------------------------
Investment advisory fee                                          4,445,559          95,011          966,775
------------------------------------------------------------
Administrative personnel and services fee                          587,750           9,237          105,468
------------------------------------------------------------
Custodian fees                                                      28,282          27,192            8,039
------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses            86,439          11,533           52,313
------------------------------------------------------------
Directors'/Trustees' fees                                            6,241             509            3,344
------------------------------------------------------------
Auditing fees                                                       12,500              --           12,529
------------------------------------------------------------
Legal fees                                                           2,561             747            2,976
------------------------------------------------------------
Portfolio accounting fees                                          106,076          31,787           39,084
------------------------------------------------------------
Shareholder services fee                                           554,868          14,252           97,554
------------------------------------------------------------
Share registration costs                                            33,907          16,265           23,900
------------------------------------------------------------
Printing and postage                                                 6,044           6,852            8,047
------------------------------------------------------------
Insurance premiums                                                   4,599           1,891            2,866
------------------------------------------------------------
Miscellaneous                                                        8,561             563            6,728
------------------------------------------------------------   -----------    ------------      -----------
    Total expenses                                               5,883,387         215,839        1,329,623
------------------------------------------------------------
WAIVERS--
------------------------------------------------------------
Waiver of investment advisory fees                                      --         (47,505)        (112,136)
------------------------------------------------------------
Waiver of administrative personnel and services fee                     --              --               --
------------------------------------------------------------   -----------    ------------      -----------
    Total waivers                                                       --         (47,505)        (112,136)
------------------------------------------------------------   -----------    ------------      -----------
        Net expenses                                             5,883,387         168,334        1,217,487
------------------------------------------------------------   -----------    ------------      -----------
            Net investment income (loss)                         3,179,613         (45,719)        (398,934)
------------------------------------------------------------   -----------    ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY TRANSACTIONS AND FORWARD CONTRACTS:
------------------------------------------------------------
Net realized gain (loss) on investment transactions, forward
contracts and foreign currency                                   9,991,335        (240,297)      24,232,586
------------------------------------------------------------
Change in unrealized appreciation (depreciation) of
investments forward contracts and foreign currency
translation                                                    193,990,094       1,421,852        8,351,884
------------------------------------------------------------   -----------    ------------      -----------
    Net realized and unrealized gain (loss) on investments,
    foreign currency transactions and forward contracts        203,981,429       1,181,555       32,584,470
------------------------------------------------------------   -----------    ------------      -----------
        Change in net assets resulting from operations        $207,161,042      $1,135,836      $32,185,536
------------------------------------------------------------   -----------    ------------      -----------

(a) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                              DG LIMITED
                                                                 TERM
                                                              GOVERNMENT
                                                                INCOME     DG GOVERNMENT   DG MUNICIPAL
                                                                 FUND       INCOME FUND    INCOME FUND
                                                              ----------   -------------   ------------
INVESTMENT INCOME:
------------------------------------------------------------
Dividends                                                     $      --     $        --     $       --
------------------------------------------------------------
Interest                                                      4,832,371      16,893,631      2,492,223
------------------------------------------------------------  ----------    -----------     ----------
    Total income                                              4,832,371      16,893,631      2,492,223
------------------------------------------------------------  ----------    -----------     ----------
EXPENSES:
------------------------------------------------------------
Investment advisory fee                                         482,331       1,580,350        289,417
------------------------------------------------------------
Administrative personnel and services fee                       100,000         261,726        100,000
------------------------------------------------------------
Custodian fees                                                    2,729          16,378          1,438
------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses         31,022          52,296         26,461
------------------------------------------------------------
Directors'/Trustees' fees                                         2,968           3,875          2,500
------------------------------------------------------------
Auditing fees                                                    12,688          12,689         12,501
------------------------------------------------------------
Legal fees                                                        2,458           2,458          2,100
------------------------------------------------------------
Portfolio accounting fees                                        42,532          68,285         48,359
------------------------------------------------------------
Shareholder services fee                                         68,469         232,460         42,564
------------------------------------------------------------
Share registration costs                                         14,088          22,335         14,013
------------------------------------------------------------
Printing and postage                                              5,137           5,000          5,001
------------------------------------------------------------
Insurance premiums                                                3,001           3,999          3,000
------------------------------------------------------------
Miscellaneous                                                     3,779           4,199          5,800
------------------------------------------------------------  ----------    -----------     ----------
    Total expenses                                              771,202       2,266,050        553,154
------------------------------------------------------------
WAIVERS--
------------------------------------------------------------
Waiver of investment advisory fees                             (131,070)       (163,534)      (150,568)
------------------------------------------------------------
Waiver of administrative personnel and services fee                  --              --        (34,479)
------------------------------------------------------------  ----------    -----------     ----------
    Total waivers                                              (131,070)       (163,534)      (185,047)
------------------------------------------------------------  ----------    -----------     ----------
        Net expenses                                            640,132       2,102,516        368,107
------------------------------------------------------------  ----------    -----------     ----------
            Net investment income (loss)                      4,192,239      14,791,115      2,124,116
------------------------------------------------------------  ----------    -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------
Net realized gain (loss) on investment transactions             (21,405)        151,276         72,332
------------------------------------------------------------
Change in unrealized appreciation (depreciation) of
investments                                                     619,533       9,924,175      1,412,573
------------------------------------------------------------  ----------    -----------     ----------
    Net realized and unrealized gain (loss) on investments      598,128      10,075,451      1,484,905
------------------------------------------------------------  ----------    -----------     ----------
        Change in net assets resulting from operations        $4,790,367    $24,866,566     $3,609,021
------------------------------------------------------------  ----------    -----------     ----------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       DG INTERNATIONAL
                                                               DG EQUITY FUND            EQUITY FUND
                                                        ----------------------------   ----------------
                                                            YEAR            YEAR            PERIOD
                                                            ENDED          ENDED            ENDED
                                                        FEBRUARY 28,    FEBRUARY 28,     FEBRUARY 28,
                                                            1998            1997           1998(A)
                                                        -------------   ------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income/operating loss                    $   3,179,613   $ 4,083,126      $    (45,719)
------------------------------------------------------
Net realized gain (loss) on investment transactions
and foreign currency                                        9,991,335    10,108,185          (240,297)
------------------------------------------------------
Net change in unrealized appreciation (depreciation)
of investments and foreign currency                       193,990,094    63,747,215         1,421,852
------------------------------------------------------  -------------   -----------     -------------
    Change in net assets resulting from operations        207,161,042    77,938,526         1,135,836
------------------------------------------------------  -------------   -----------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                   (3,295,484)   (3,964,723)               --
------------------------------------------------------
Distributions in excess of net investment income                   --            --           (20,145)
------------------------------------------------------
Distributions from net realized gain on investments        (4,463,969)  (10,093,485)               --
------------------------------------------------------  -------------   -----------     -------------
    Change in net assets resulting from distributions
    to shareholders                                        (7,759,453)  (14,058,208)          (20,145)
------------------------------------------------------  -------------   -----------     -------------
CAPITAL STOCK TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                              146,010,215   102,599,959        26,266,042
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                           4,620,893     8,350,813            17,816
------------------------------------------------------
Cost of shares redeemed                                  (124,793,931)  (69,584,226)         (866,338)
------------------------------------------------------  -------------   -----------     -------------
    Change in net assets from share transactions           25,837,177    41,366,546        25,417,520
------------------------------------------------------  -------------   -----------     -------------
         Change in net assets                             225,238,766   105,246,864        26,533,211
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                       490,391,901   385,145,037                --
------------------------------------------------------  -------------   -----------     -------------
End of period                                           $ 715,630,667   $490,391,901     $ 26,533,211
------------------------------------------------------  -------------   -----------     -------------
Undistributed net investment income (distribution in
excess of net investment loss) included in net assets
at end of period                                        $     438,114   $   553,985      $    (23,169)
------------------------------------------------------  -------------   -----------     -------------
Net realized gain (loss) as computed for federal tax
purposes                                                $   9,991,335   $10,108,185      $        364
------------------------------------------------------  -------------   -----------     -------------

(a) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     DG LIMITED TERM
                                                     DG OPPORTUNITY FUND         GOVERNMENT INCOME FUND
                                                 ---------------------------   ---------------------------
                                                     YEAR           YEAR           YEAR           YEAR
                                                    ENDED          ENDED          ENDED          ENDED
                                                 FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                     1998           1997           1998           1997
                                                 ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------
OPERATIONS--
-----------------------------------------------
Net investment income/operating loss             $   (398,934)  $   (169,394)  $  4,192,239   $  4,742,269
-----------------------------------------------
Net realized gain (loss) on investment
transactions and foreign currency                  24,232,586      5,530,831        (21,405)    (1,008,150)
-----------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments and foreign
currency                                            8,351,884      1,007,879        619,533        293,452
-----------------------------------------------  ------------   ------------   ------------   ------------
    Change in net assets resulting from
    operations                                     32,185,536      6,369,316      4,790,367      4,027,571
-----------------------------------------------  ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------
Distributions from net investment income                   --             --     (4,216,317)    (4,818,533)
-----------------------------------------------
Distributions in excess of net investment
  income                                                   --             --             --             --
-----------------------------------------------
Distributions from net realized gain on
investments                                       (16,352,806)    (4,554,267)            --             --
-----------------------------------------------  ------------   ------------   ------------   ------------
    Change in net assets resulting from
    distributions to shareholders                 (16,352,806)    (4,554,267)    (4,216,317)    (4,818,533)
-----------------------------------------------  ------------   ------------   ------------   ------------
CAPITAL STOCK TRANSACTIONS--
-----------------------------------------------
Proceeds from sale of shares                       47,226,667     35,538,237      9,959,722     28,760,569
-----------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                           10,900,651      3,267,077      1,715,788      2,038,161
-----------------------------------------------
Cost of shares redeemed                           (31,615,686)   (13,570,540)   (37,498,061)   (38,897,952)
-----------------------------------------------  ------------   ------------   ------------   ------------
    Change in net assets from share
    transactions                                   26,511,632     25,234,774    (25,822,551)    (8,099,222)
-----------------------------------------------  ------------   ------------   ------------   ------------
         Change in net assets                      42,344,362     27,049,823    (25,248,501)    (8,890,184)
-----------------------------------------------
NET ASSETS:
-----------------------------------------------
Beginning of period                                80,527,148     53,477,325     84,385,427     93,275,611
-----------------------------------------------  ------------   ------------   ------------   ------------
End of period                                    $122,871,510   $ 80,527,148   $ 59,136,926   $ 84,385,427
-----------------------------------------------  ------------   ------------   ------------   ------------
Undistributed net investment income included in
net assets at end of period                      $         --   $         --   $     11,475   $     35,553
-----------------------------------------------  ------------   ------------   ------------   ------------
Net realized gain (loss) as computed for
federal tax purposes                             $ 24,041,342   $  4,663,970   $   (378,938)  $   (758,580)
-----------------------------------------------  ------------   ------------   ------------   ------------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     DG GOVERNMENT                  DG MUNICIPAL
                                                      INCOME FUND                    INCOME FUND
                                              ---------------------------    ---------------------------
                                                  YEAR           YEAR            YEAR           YEAR
                                                 ENDED          ENDED           ENDED          ENDED
                                              FEBRUARY 28,   FEBRUARY 28,    FEBRUARY 28,   FEBRUARY 28,
                                                  1998           1997            1998           1997
                                              ------------   ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------
OPERATIONS--
------------------------------------------
Net investment income/operating loss          $14,791,115    $13,271,431     $ 2,124,116    $  2,183,126
------------------------------------------
Net realized gain (loss) on investment
transactions                                      151,276     (1,412,964)         72,332         116,120
------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                   9,924,175    (92,801,515)      1,412,573        (430,649)
------------------------------------------    -----------    -----------     -----------     -----------
    Change in net assets resulting from
    operations                                 24,866,566      9,056,952       3,609,021       1,868,597
------------------------------------------    -----------    -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------
Distributions from net investment income      (14,742,578)   (13,349,136)     (2,122,421)     (2,140,424)
------------------------------------------
Distributions in excess of net investment
  income                                               --             --              --              --
------------------------------------------
Distributions from net realized gain on
investments                                            --             --        (104,785)        (47,122)
------------------------------------------    -----------    -----------     -----------     -----------
    Change in net assets resulting from
    distributions to shareholders             (14,742,578)   (13,349,136)     (2,227,206)     (2,187,546)
------------------------------------------    -----------    -----------     -----------     -----------
CAPITAL STOCK TRANSACTIONS--
------------------------------------------
Proceeds from sale of shares                   97,746,058    113,591,135      12,400,013      13,965,127
------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                        5,515,899      5,048,640          26,535          34,266
------------------------------------------
Cost of shares redeemed                       (92,600,823)   (48,955,255)    (12,157,682)    (11,330,842)
------------------------------------------    -----------    -----------     -----------     -----------
    Change in net assets from share
    transactions                               10,661,134     69,684,520         268,866       2,668,551
------------------------------------------    -----------    -----------     -----------     -----------
         Change in net assets                  20,785,122     65,392,336       1,650,681       2,349,602
------------------------------------------
NET ASSETS:
------------------------------------------
Beginning of period                           249,618,442    184,226,106      46,927,926      44,578,324
------------------------------------------    -----------    -----------     -----------     -----------
End of period                                 $270,403,564   $249,618,442    $48,578,607    $ 46,927,926
------------------------------------------    -----------    -----------     -----------     -----------
Undistributed net investment income
included in net assets at end of period       $    94,331    $    45,794     $   112,815    $    111,120
------------------------------------------    -----------    -----------     -----------     -----------
Net realized gain (loss) as computed for
federal tax purposes                          $  (763,279)   $  (498,409)    $    72,332    $    116,120
------------------------------------------    -----------    -----------     -----------     -----------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      NET REALIZED
                                                     AND UNREALIZED                 DISTRIBUTIONS
                            NET ASSET      NET        GAIN/(LOSS)       TOTAL      TO SHAREHOLDERS    DISTRIBUTIONS
                             VALUE,     INVESTMENT   ON INVESTMENTS      FROM         FROM NET       TO SHAREHOLDERS
        YEAR ENDED          BEGINNING     INCOME      AND FOREIGN     INVESTMENT     INVESTMENT      IN EXCESS OF NET
    FEBRUARY 28 OR 29,      OF PERIOD     (LOSS)       CURRENCIES     OPERATIONS       INCOME        INVESTMENT LOSS
    ------------------      ---------     ------       ----------     ----------       ------        ---------------
DG EQUITY FUND
1993(a)                      $10.00        0.12           0.52           0.64           (0.10)               --
1994                         $10.54        0.14           0.38           0.52           (0.14)               --
1995                         $10.87        0.16           0.71           0.87           (0.16)               --
1996                         $11.41        0.16           3.63           3.79           (0.17)               --
1997                         $14.49        0.14           2.54           2.68           (0.14)               --
1998                         $16.68        0.11           6.48           6.59           (0.11)               --
DG INTERNATIONAL EQUITY FUND
1998(c)                      $10.00       (0.02)*         0.49           0.47              --             (0.01)
DG OPPORTUNITY FUND
1995(b)                      $10.00        0.02           1.17           1.19           (0.02)               --
1996                         $11.15          --           3.30           3.30              --                --
1997                         $12.79       (0.03)          1.60           1.57              --                --
1998                         $13.53       (0.05)          4.90           4.85              --                --
DG LIMITED TERM
GOVERNMENT INCOME FUND
1993(a)                      $10.00        0.36           0.07           0.43           (0.36)               --
1994                         $10.07        0.52          (0.17)          0.35           (0.52)               --
1995                         $ 9.87        0.49          (0.23)          0.26           (0.48)               --
1996                         $ 9.65        0.54           0.15           0.69           (0.54)               --
1997                         $ 9.80        0.52          (0.08)          0.44           (0.53)               --
1998                         $ 9.71        0.51           0.07           0.58           (0.51)               --
DG GOVERNMENT INCOME FUND
1993(a)                      $10.00        0.37           0.25           0.62           (0.37)               --
1994                         $10.25        0.55          (0.09)          0.46           (0.55)               --
1995                         $ 9.90        0.54          (0.44)          0.10           (0.53)               --
1996                         $ 9.47        0.58           0.41           0.99           (0.59)               --
1997                         $ 9.87        0.57          (0.18)          0.39           (0.57)               --
1998                         $ 9.69        0.55           0.38           0.93           (0.55)               --
DG MUNICIPAL INCOME FUND
1993(d)                      $10.00        0.07           0.49           0.56           (0.05)               --
1994                         $10.51        0.48           0.08           0.56           (0.49)               --
1995                         $10.57        0.49          (0.43)          0.06           (0.48)               --
1996                         $10.15        0.49           0.50           0.99           (0.48)               --
1997                         $10.66        0.49          (0.07)          0.42           (0.48)               --
1998                         $10.59        0.47           0.32           0.79           (0.47)               --

                             DISTRIBUTIONS
                            TO SHAREHOLDERS
                               FROM NET
                             REALIZED GAIN
                             ON INVESTMENT
                             TRANSACTIONS
        YEAR ENDED            AND FOREIGN
    FEBRUARY 28 OR 29,        CURRENCIES
    ------------------        ----------
DG EQUITY FUND
1993(a)                             --
1994                             (0.05)
1995                             (0.17)
1996                             (0.54)
1997                             (0.35)
1998                             (0.15)
DG INTERNATIONAL EQUITY FU
1998(c)                             --
DG OPPORTUNITY FUND
1995(b)                          (0.02)
1996                             (1.66)
1997                             (0.83)
1998                             (2.54)
DG LIMITED TERM
GOVERNMENT INCOME FUND
1993(a)                             --
1994                             (0.03)
1995                                --
1996                                --
1997                                --
1998                                --
DG GOVERNMENT INCOME FUND
1993(a)                             --
1994                             (0.25)
1995                                --
1996                                --
1997                                --
1998                                --
DG MUNICIPAL INCOME FUND
1993(d)                             --
1994                             (0.01)
1995                                --
1996                                --
1997                             (0.01)
1998                             (0.02)

 * Per share information presented is based upon the monthly average number of shares outstanding.

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Reflects operations for the period from August 1, 1994 (date of initial public investment) to February 28, 1995.

(c) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

(d) Reflects operations for the period from December 29, 1992 (date of initial public investment) to February 28, 1993.

(See Notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

   DISTRIBUTIONS
  TO SHAREHOLDERS                                                         RATIOS TO AVERAGE NET ASSETS
     IN EXCESS                                                -----------------------------------------------------
      OF NET                         NET ASSET                                NET                      NET ASSETS,    PORTFOLIO
   REALIZED GAIN        TOTAL       VALUE, END      TOTAL                 INVESTMENT      EXPENSE     END OF PERIOD   TURNOVER
  ON INVESTMENTS    DISTRIBUTIONS    OF PERIOD    RETURN(E)   EXPENSES   INCOME/(LOSS)   WAIVER(G)    (000 OMITTED)     RATE
  --------------    -------------    ---------    ---------   --------   -------------   ---------    -------------     ----
          --            (0.10)        $10.54         6.40%      0.51%(f)      2.15%(f)      0.53%(f)    $181,239          28%
          --            (0.19)        $10.87         4.99%      0.96%         1.38%         0.01%       $284,203           7%
          --            (0.33)        $11.41         8.23%      0.95%         1.54%           --        $259,998           1%
          --            (0.71)        $14.49        33.73%      0.94%         1.24%           --        $385,145          15%
          --            (0.49)        $16.68        18.79%      0.92%         0.95%           --        $490,392           7%
          --            (0.26)        $23.01        39.74%      0.99%         0.54%           --        $715,631           6%
          --            (0.01)        $10.46         4.71%      1.77%(f)     (0.48)%(f)     0.50%(f)    $ 26,533          21%
          --            (0.04)        $11.15        11.84%      0.79%(f)      0.06%(f)      1.34%(f)    $ 36,664          45%
          --            (1.66)        $12.79        31.42%      1.17%           --          0.35%       $ 53,477         154%
          --            (0.83)        $13.53        12.08%      1.14%        (0.24)%        0.16%       $ 80,527         116%
          --            (2.54)        $15.84        37.81%      1.20%        (0.39)%        0.11%       $122,872         180%
          --            (0.36)        $10.07         4.43%      0.50%(f)      6.25%(f)      0.42%(f)    $ 99,921          18%
          --            (0.55)        $ 9.87         3.52%      0.59%         5.21%         0.29%       $116,600          76%
          --            (0.48)        $ 9.65         2.72%      0.63%         5.00%         0.25%       $ 96,216          14%
          --            (0.54)        $ 9.80         7.34%      0.69%         5.49%         0.20%       $ 93,276          56%
          --            (0.53)        $ 9.71         4.66%      0.68%         5.39%         0.20%       $ 84,385          28%
          --            (0.51)        $ 9.78         6.16%      0.80%         5.21%         0.16%       $ 59,137          42%
          --            (0.37)        $10.25         6.40%      0.50%(f)      6.45%(f)      0.41%(f)    $111,435          78%
       (0.01)(h)        (0.81)        $ 9.90         4.55%      0.70%         5.34%         0.19%       $118,695          49%
          --            (0.53)        $ 9.47         1.20%      0.68%         5.79%         0.15%       $168,313          31%
          --            (0.59)        $ 9.87        10.70%      0.72%         5.96%         0.10%       $184,226          87%
          --            (0.57)        $ 9.69         4.07%      0.70%         5.82%         0.10%       $249,618           7%
          --            (0.55)        $10.07         9.90%      0.80%         5.62%         0.06%       $270,404          25%
          --            (0.05)        $10.51         5.65%      0.48%(f)      4.11%(f)      1.02%(f)    $ 15,644          93%
          --            (0.50)        $10.57         5.34%      0.74%         4.60%         0.67%       $ 34,435           9%
          --            (0.48)        $10.15         0.81%      0.75%         4.93%         0.41%       $ 41,542           9%
          --            (0.48)        $10.66         9.96%      0.70%         4.65%         0.47%       $ 44,578          20%
          --            (0.49)        $10.59         4.12%      0.70%         4.69%         0.46%       $ 46,928           9%
          --            (0.49)        $10.89         7.70%      0.76%         4.40%         0.31%       $ 48,579           6%

   DISTRIBUTIONS
  TO SHAREHOLDERS
     IN EXCESS
      OF NET        AVERAGE
   REALIZED GAIN   COMMISSION
  ON INVESTMENTS    PAID(I)
  --------------    -------
          ==             ==
          --             --
          --        $0.0653
          --        $0.0761
          --        $0.0627
          --        $0.0273
          --             --
          --        $0.0098
          --        $0.0568
          --        $0.0630
          ==             ==
          ==             ==
          ==             ==
          --             --
       (0.01)(h)         --
          ==             ==
          ==             ==
          ==             ==
          ==             ==
          ==             ==

(e) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(f) Computed on an annualized basis.

(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(h) This distribution does not represent a return of capital for federal tax purposes.

(i) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements.)

DG INVESTOR SERIES

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

---------------------------------------------------------------------------------------------
               PORTFOLIO NAME                               INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------
  DG Equity Fund Provide long term capital appreciation with ("Equity Fund")
  current income as a secondary objective.
---------------------------------------------------------------------------------------------
  DG International Equity Fund                  Seek capital appreciation
  ("International Equity Fund")
---------------------------------------------------------------------------------------------
  DG Opportunity Fund ("Opportunity Fund")      Provide capital appreciation.
---------------------------------------------------------------------------------------------
  DG Limited Term Government Income Fund        Provide current income.
  ("Limited Term Fund")
---------------------------------------------------------------------------------------------
  DG Government Income Fund                     Provide current income.
  ("Government Income Fund")
---------------------------------------------------------------------------------------------
  DG Municipal Income Fund Provide dividend income that is exempt from
  ("Municipal Income Fund") federal regular income tax.
---------------------------------------------------------------------------------------------

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However,

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and paid discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and book/tax treatments of net operating loss. The following reclassifications have been made to the financial statements.

                                                  INCREASE (DECREASE)
                                    ------------------------------------------------
                                                   ACCUMULATED        UNDISTRIBUTED
                                    PAID IN        NET REALIZED       NET INVESTMENT
            FUND NAME               CAPITAL        GAIN/(LOSS)            INCOME
    -------------------------       --------       ------------       --------------
    International Equity Fund       $(45,719)           3,024            $ 42,695
    Opportunity Fund                      --        $(398,936)           $398,936

     Net investment income, net realized gains, and net assets were not affected by this reclassification.

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At February 28, 1998, the Funds, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

     Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                                  EXPIRATION YEAR
                                   ---------------------------------------------       LOSS
                FUND                  2003         2004        2005       2006     CARRYFORWARD
                ----                  ----         ----        ----       ----     -------------
    Limited Term Fund              $1,406,691   $1,040,337   $758,580   $378,938    $3,584,546
    Government Income Fund         $  181,520   $  467,764   $498,409   $763,279    $1,910,972

     Net realized losses on International Equity Fund of $204,664, attributable to security, forward contracts and foreign currency transactions incurred after October 31, 1997, were treated as arising on the first day of International Equity Funds' next taxable year (March 1, 1998).

     Net realized losses on Limited Term Fund of $6,643, attributable to security transactions incurred after October 31, 1997, were treated as arising on the first day of the Fund's next taxable year (March 1, 1998).

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Opportunity Fund with respect to registration of their shares in its first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     Organizational expenses of $22,108 for Opportunity Fund were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended February 28, 1998, the Fund expensed $1,742 of organizational expenses.

     FOREIGN FORWARD EXCHANGE CONTRACTS--International Equity Fund may enter into foreign forward currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign-currency-denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At February 28, 1998, International Equity Fund had outstanding foreign exchange contracts as set forth below:


                                                                                          UNREALIZED
                                       CONTRACTS TO            IN EXCHANGE   CONTRACTS    APPRECIATION
        SETTLEMENT DATE               DELIVER/RECEIVE             FOR        AT VALUE    (DEPRECIATION)
        ---------------        -----------------------------   -----------   ---------   --------------
   Contracts Purchased:
   3/4/98-3/5/98                    69,524  Pound Sterling     $114,594     $114,540       $   (54)
   3/5/98                           17,008  Singapore Dollar   $ 10,561     $ 10,495       $   (66)
   Contracts Sold:
   3/4/98                          132,344  Pound Sterling     $217,242     $218,036       $  (794)
   3/4/98                      103,541,690  Italian Lira       $ 57,658     $ 57,927       $  (269)
   3/2/98-3/3/98                 6,282,966  Japanese Yen       $ 49,609     $ 49,825       $  (216)
                                                                                           -------
     Net Unrealized
       Depreciation on
       Foreign Exchange
       Contracts                                                                           $(1,399)
                                                                                           =======

     FOREIGN CURRENCY TRANSLATION--The accounting records of International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuers' expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

     Additional information on each restricted security held by International Equity Fund at February 28, 1998 is as follows:

               SECURITY              ACQUISITION DATE   ACQUISITION COST
               --------              ----------------   ----------------
    Japan Tobacco                    8/18/97-2/12/98        $297,751
    Samsung Electronics Co.          11/11/97-12/1/97       $228,600

     USE OF ESTIMATES--The preparation of financial statements in conformity generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

DG INVESTOR SERIES
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                INTERNATIONAL
                                                         EQUITY FUND*            EQUITY FUND
                                                  ---------------------------   -------------
                                                   YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                  FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                      1998           1997          1998(A)
------------------------------------------------  ------------   ------------   -------------
Shares sold                                         7,924,532      6,852,631      2,623,705
------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                234,089        537,524          1,867
------------------------------------------------
Shares redeemed                                    (6,448,544)    (4,578,933)       (88,124)
------------------------------------------------  ------------   ------------   ------------
  Net change resulting from share transactions      1,710,077      2,811,222      2,537,448
------------------------------------------------  ------------   ------------   ------------

* On March 31, 1997, the Equity Fund acquired a common trust fund managed by an affiliate, Commercial National Bank. The acquisition was a tax-free exchange of 610,052 shares of the Equity Fund valued at $9,998,744.

(a) For the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

                                           OPPORTUNITY FUND              LIMITED TERM FUND
                                      ---------------------------   ---------------------------
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                      FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                          1998           1997           1998           1997
------------------------------------  ------------   ------------   ------------   ------------
Shares sold                             3,050,510      2,464,715      1,021,729      2,953,124
------------------------------------
Shares issued to shareholders in
payment of distributions declared         759,627        234,535        176,304        209,814
------------------------------------
Shares redeemed                        (2,003,613)      (929,615)    (3,839,432)    (3,986,837)
------------------------------------  ------------   -----------    ------------   ------------
  Net change resulting from share
  transactions                          1,806,524      1,769,635     (2,641,399)      (823,899)
------------------------------------  ------------   -----------    ------------   ------------

DG INVESTOR SERIES
--------------------------------------------------------------------------------

                              GOVERNMENT INCOME FUND         MUNICIPAL INCOME FUND
                            ---------------------------   ---------------------------
                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                            FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                1998           1997           1998           1997
--------------------------  ------------   ------------   ------------   ------------
Shares sold                   9,911,035     11,623,519      1,162,205      1,331,086
--------------------------
Shares issued to
shareholders in payment of
distributions declared          561,104        521,253          2,485          3,288
--------------------------
Shares redeemed              (9,367,967)    (5,043,232)    (1,136,101)    (1,083,418)
--------------------------  ------------   ------------   ------------   ------------
  Net change resulting
  from share transactions     1,104,172      7,101,540         28,589        250,956
--------------------------  ------------   ------------   ------------   ------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, a subsidiary of Deposit Guaranty National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to the percentage of each Fund's average daily net assets as follows:

                                         INVESTMENT
                                          ADVISORY
              FUND NAME                FEE PERCENTAGE
              ---------                ---------------
Equity Fund                                 0.75%
International Equity Fund                   1.00%
Opportunity Fund                            0.95%
Limited Term Fund                           0.60%
Government Income Fund                      0.60%
Municipal Income Fund                       0.60%

ParkSouth Corporation became the Funds' investment adviser on March 1, 1997. Prior to March 1, 1997, Deposit Guaranty National Bank served as the Funds' investment adviser. The advisory fees charged prior to March 1, 1997 were the same as the current fees listed above.

SUB-ADVISORY FEE--Prior to March 1, 1997, under the terms of a sub-advisory agreement between Deposit Guaranty National Bank and the Trust Division of Commercial National Bank, (the "sub-adviser"), the sub-adviser received an annual fee from the Deposit Guaranty National Bank equal to 0.25% of each Fund's average daily net assets. Effective March 1, 1997, Commercial National Bank is no longer the sub-adviser to the Funds.

Lazard Freres Asset Management is a sub-adviser for International Equity Fund. Under the terms of a Sub-Advisory Agreement between ParkSouth Corporation and Lazard Freres Asset Management, the

DG INVESTOR SERIES
--------------------------------------------------------------------------------

sub-adviser receives an annual fee from the adviser equal to 0.50% of the average daily net assets of the Fund.

Effective July 21, 1997, Womack Asset Management, Inc. (the "WAMI") became the sub-adviser to Opportunity Fund.

For its services under the Sub-Advisory Agreement, WAMI receives a monthly fee based on the average daily net assets of Opportunity Fund under management by WAMI during the preceding month, as described below. The sub-advisory fee shall be the sum of: 0.32% of the average daily net assets up to $50 million; 0.075% of the average daily net assets in excess of $50 million and up to $70 million; and 0.25% of the average daily net assets in excess of $70 million.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Funds will pay FAS up to 0.15% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

17A-7 TRANSACTIONS--During the period ended February 28, 1998, the Equity Fund engaged in a purchase transaction with a common trust fund that has a common investment adviser. This purchase transaction was made at current market value pursuant to Rule 17a-7 under the Act amounting to $9,345,984.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

DG INVESTOR SERIES
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term and converted securities, for the period ended February 28, 1998, were as follows:

FUND                                                                 PURCHASES            SALES
------------------------------------------------------------       ------------       ------------
Equity Fund                                                        $ 59,008,225       $ 34,548,018
------------------------------------------------------------
International Equity Fund                                          $ 26,424,806       $  3,240,464
------------------------------------------------------------
Opportunity Fund                                                   $168,954,497       $163,774,732
------------------------------------------------------------
Limited Term Fund                                                  $ 30,065,321       $ 48,375,914
------------------------------------------------------------
Government Income Fund                                             $ 65,754,038       $ 59,788,619
------------------------------------------------------------
Municipal Income Fund                                              $  3,043,175       $  2,593,755
------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders DG INVESTOR SERIES:

We have audited the statements of assets and liabilities, including the portfolio of investments, of the DG Equity Fund, DG International Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, and DG Municipal Income Fund (six portfolios within DG Investor Series) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended February 28, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to gain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights of the DG Investor Series portfolios referred to above present fairly, in all material respects, their financial position as of February 28, 1998, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                              KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
April 10, 1998

TRUSTEES                                                    OFFICERS
--------------------------------------------------------------------------------------------------------
John F. Donahue                                             John F. Donahue
Thomas G. Bigley                                            Chairman
John T. Conroy, Jr.                                         Edward C. Gonzales
Nicholas P. Constantakis                                    President and Treasurer
William J. Copeland                                         J. Christopher Donahue
James E. Dowd                                               Executive Vice President
Lawrence D. Ellis, M.D.                                     John W. McGonigle
Edward L. Flaherty, Jr.                                     Executive Vice President and Secretary
Edward C. Gonzales                                          Richard B. Fisher
Peter E. Madden                                             Vice President
John E. Murray, Jr.                                         Charles L. Davis, Jr.
Wesley W. Posvar                                            Vice President and Assistant Treasurer
Marjorie P. Smuts                                           Gail Cagney
                               Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.







                                    APPENDIX


A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Equity Fund (the "Fund"), taking into account the original maximum sales charge of 2.00%, is represented by a solid line, and the Fund taking into account the current maximum sales charge of 3.50%, is represented by a dotted line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 8/1/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, taking into account the 2.00% and 3.50% sales charges, as compared to the S&P 500; the ending values were $26,302, $25,899, and $28,359, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (8/1/92) periods ended 2/28/98, which were 34.89%, 19.48%, and 18.60%, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG International Equity Fund (the "Fund") is represented by a solid line. The Morgan Stanley Capital Europe, Austrailia, Far East Index ("EAFE") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the EAFE. The "x" axis reflects computation periods from 8/18/97 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the EAFE; the ending values were $10,472 and $9,935, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's cumulative Total Return for the six-month and the since inception (8/18/97) periods ended 2/28/98, which were 8.17% and 4.71%, respectively.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Opportunity Fund (the "Fund"), taking into account the original maximum sales charge of 2.00%, is represented by a solid line, and the Fund taking into account the current maximum sales charge of 3.50%, is represented by a dotted line. The Russell 2000 Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Russell 2000 Index. The "x" axis reflects computation periods from 1/1/82 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, taking into account the 2.00% and 3.50% sales charges, as compared to the Russell 2000 Index; the ending values were $99,160, $97,643, and $86,293, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, ten-year, and the since inception (1/1/82) periods ended 2/28/98, which were 32.99%, 19.87%, 19.76%, and 15.13%, respectively.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Limited Term Government Income Fund (the "Fund") is represented by a solid line. The Merrill Lynch 1-3 Year Treasury Index (the "ML1-3") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the ML1-3. The "x" axis reflects computation periods from 8/1/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% sales charge, as compared to the ML1-3; the ending values were $12,979 and $13,584, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (8/1/92) periods ended 2/28/98, which were 4.02%, 4.43%, and 4.79%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Government Income Fund (the "Fund") is represented by a solid line. The Lehman Brothers Government/Corporate Total Index (the "LBGCT") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBGCT. The "x" axis reflects computation periods from 8/1/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% sales charge, as compared to the LBGCT; the ending values were $13,968 and $14,947, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (8/1/92) periods ended 2/28/98, which were 7.67%, 5.59%, and 6.18%, respectively.


A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Municipal Income Fund (the "Fund") is represented by a solid line. The Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBMBI. The "x" axis reflects computation periods from 12/21/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% sales charge, as compared to the LBMBI; the ending values were $13,557 and $14,413, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (12/21/92) periods ended 2/28/98, which were 5.50%, 5.12%, and 6.04%, respectively.